UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-08416

Touchstone Variable Series Trust
(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203

(Address of principal executive offices) (Zip code)

E. Blake Moore, Jr.
303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

June 30, 2021 (Unaudited)
Semi-Annual Report
Touchstone Variable Series Trust
Touchstone Balanced Fund
Touchstone Bond Fund
Touchstone Common Stock Fund
Touchstone Small Company Fund

Page
Tabular Presentation of Portfolios of Investments	3-4
Portfolios of Investments:
Touchstone Balanced Fund	5-7
Touchstone Bond Fund	8-11
Touchstone Common Stock Fund	12
Touchstone Small Company Fund	13-14
Statements of Assets and Liabilities	15
Statements of Operations	16
Statements of Changes in Net Assets	18-19
Financial Highlights	20-23
Notes to Financial Statements	24-34
Other Items	35-36
Privacy Protection Policy	39
This report identifies the Funds' investments on June 30, 2021. These holdings are subject to change. Not all investments in each Fund performed the same, nor is there any guarantee that these investments will perform as well in the future. Market forecasts provided in this report may not occur.

Tabular Presentation of Portfolio of Investments (Unaudited)
June 30, 2021
The tables below provide each Fund’s sector allocation and/or credit quality. We hope it will be useful to shareholders as it summarizes key information about each Fund’s investments.
Touchstone Balanced Fund

Credit Quality*(% of Fixed Income Securities)
AAA/Aaa	48.9%
AA/Aa	4.5
A/A	12.9
BBB/Baa	33.6
BB/Ba	0.1
Total	100.0%
Sector Allocation**(% of Net Assets)
Common Stocks
Information Technology	17.3%
Communication Services	12.9
Consumer Discretionary	8.3
Financials	8.0
Health Care	7.3
Industrials	5.7
Consumer Staples	2.4
Real Estate	1.7
Energy	1.4
Materials	1.0
Corporate Bonds	15.2
U.S. Treasury Obligations	15.2
Exchange-Traded Fund	1.7
U.S. Government Mortgage-Backed Obligations	1.0
Sovereign Government Obligations	0.2
Short-Term Investment Funds	0.9
Other Assets/Liabilities (Net)	(0.2)
Total	100.0%
Touchstone Bond Fund

Credit Quality*(% of Fixed Income Securities)
AAA/Aaa	49.1%
AA/Aa	8.1
A/A	10.2
BBB/Baa	27.7
BB/Ba	0.4
CC	0.1
Not Rated	1.0
Cash Equivalents	3.4
Total	100.0%
Touchstone Common Stock Fund

Sector Allocation**(% of Net Assets)
Information Technology	26.2%
Communication Services	20.2
Consumer Discretionary	12.4
Financials	12.0
Health Care	11.3
Industrials	8.6
Consumer Staples	3.5
Real Estate	2.5
Energy	2.1
Materials	1.5
Short-Term Investment Fund	0.0
Other Assets/Liabilities (Net)	(0.3)
Total	100.0%

* Credit quality ratings are from Standard & Poor's (“S&P”) and Moody's Investors Service (“Moody's”). If agency ratings differ, the higher rating will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
** Sector classifications are based upon the Global Industry Classification Standard (GICS®).

Tabular Presentation of Portfolio of Investments (Unaudited) (Continued)
Touchstone Small Company Fund

Sector Allocation*(% of Net Assets)
Information Technology	21.4%
Health Care	19.4
Industrials	17.6
Consumer Discretionary	16.6
Financials	10.7
Real Estate	5.9
Communication Services	3.8
Consumer Staples	1.2
Materials	1.1
Short-Term Investment Fund	2.4
Other Assets/Liabilities (Net)	(0.1)
Total	100.0%
* Sector classifications are based upon the Global Industry Classification Standard (GICS®).

Portfolio of Investments
Touchstone Balanced Fund – June 30, 2021 (Unaudited)
Shares		Market Value
	Common Stocks — 66.0%
	Information Technology — 17.3%
20,795	Apple, Inc.	$ 2,848,083
4,367	International Business Machines Corp.	640,158
13,434	Microsoft Corp.	3,639,271
13,931	Oracle Corp.	1,084,389
5,394	salesforce.com, Inc.*	1,317,592
8,036	SS&C Technologies Holdings, Inc.	579,074
5,122	Texas Instruments, Inc.	984,961
3,280	Visa, Inc. - Class A	766,930
2,959	Workday, Inc. - Class A*	706,432
		12,566,890
	Communication Services — 12.9%
1,317	Alphabet, Inc. - Class C*	3,300,823
9,870	AT&T, Inc.	284,058
20,537	Comcast Corp. - Class A	1,171,020
8,455	Facebook, Inc. - Class A*	2,939,888
11,397	Fox Corp. - Class A	423,171
1,432	Netflix, Inc.*	756,397
3,151	Walt Disney Co. (The)*	553,851
		9,429,208
	Consumer Discretionary — 8.3%
3,142	Alibaba Group Holding Ltd. (China) ADR*	712,543
720	Amazon.com, Inc.*	2,476,915
7,665	Hilton Worldwide Holdings, Inc.*	924,552
8,116	JD.com, Inc. (China) ADR*	647,738
5,302	Starbucks Corp.	592,817
19,213	Trip.com Group Ltd. (China) ADR*	681,293
		6,035,858
	Financials — 8.0%
32,535	Bank of America Corp.	1,341,418
6,028	Berkshire Hathaway, Inc. - Class B*	1,675,302
4,895	Goldman Sachs Group, Inc. (The)	1,857,799
4,027	Signature Bank	989,233
		5,863,752
	Health Care — 7.3%
4,895	AmerisourceBergen Corp.	560,429
13,182	Bristol-Myers Squibb Co.	880,821
6,254	HCA Healthcare, Inc.	1,292,952
8,130	Johnson & Johnson	1,339,336
3,162	UnitedHealth Group, Inc.	1,266,191
		5,339,729
	Industrials — 5.7%
2,184	Deere & Co.	770,318
1,505	FedEx Corp.	448,987
5,052	Hubbell, Inc.	943,916
2,330	Parker-Hannifin Corp.	715,566
14,999	Raytheon Technologies Corp.	1,279,565
		4,158,352
	Consumer Staples — 2.4%
9,646	Monster Beverage Corp.*	881,162
8,556	Philip Morris International, Inc.	847,985
		1,729,147
	Real Estate — 1.7%
6,173	Jones Lang LaSalle, Inc.*	1,206,574
	Energy — 1.4%
10,485	Exxon Mobil Corp.	661,394
11,589	Schlumberger NV	370,964
		1,032,358
Shares		Market Value

	Materials — 1.0%
9,297	DuPont de Nemours, Inc.	$ 719,681
	Total Common Stocks	$48,081,549
Principal Amount
	Corporate Bonds — 15.2%
	Financials — 4.0%
$ 130,000	Allstate Corp. (The), 1.450%, 12/15/30	124,006
60,000	American Financial Group, Inc., 5.250%, 4/2/30	73,597
112,000	Ares Capital Corp., 3.250%, 7/15/25	117,873
81,000	Bank of America Corp., 2.687%, 4/22/32	83,429
82,000	Bank of America Corp., 3.705%, 4/24/28	90,720
119,000	Bank of America Corp., MTN, 4.000%, 1/22/25	130,627
94,000	Bank of Montreal (Canada), 3.803%, 12/15/32	103,730
70,000	Berkshire Hathaway Finance Corp., 4.250%, 1/15/49	87,021
142,000	Charles Schwab Corp. (The), 1.150%, 5/13/26	142,105
128,000	Citigroup, Inc., 0.981%, 5/1/25	128,356
77,000	Citigroup, Inc., 3.200%, 10/21/26	83,449
45,000	Citigroup, Inc., 4.750%, 5/18/46	57,285
138,000	Corestates Capital III, 144a, (3M LIBOR +0.570%), 0.726%, 2/15/27(A)	134,158
122,000	Goldman Sachs Group, Inc. (The), 2.615%, 4/22/32	124,777
55,000	Goldman Sachs Group, Inc. (The), 3.691%, 6/5/28	60,757
126,000	Huntington Bancshares, Inc., 2.550%, 2/4/30	131,265
128,000	JPMorgan Chase & Co., 2.956%, 5/13/31	134,602
100,000	JPMorgan Chase & Co., 3.509%, 1/23/29	110,180
200,000	Lloyds Banking Group PLC (United Kingdom), 3.574%, 11/7/28	218,875
109,000	Morgan Stanley, 3.950%, 4/23/27	121,869
66,000	Northwestern Mutual Life Insurance Co. (The), 144a, 3.850%, 9/30/47	75,484
122,000	NTC Capital I, Ser A, (3M LIBOR +0.520%), 0.704%, 1/15/27(A)	118,983
132,000	PNC Capital Trust, (3M LIBOR +0.570%), 0.705%, 6/1/28(A)	126,738
120,000	Toronto-Dominion Bank (The) (Canada), MTN, 1.150%, 6/12/25	120,909
197,000	Truist Bank, Ser A, (3M LIBOR +0.670%), 0.830%, 5/15/27(A)	192,432
22,000	Truist Financial Corp., MTN, 2.850%, 10/26/24	23,526
		2,916,753
	Energy — 1.6%
200,000	Aker BP ASA (Norway), 144a, 3.000%, 1/15/25	209,992
78,000	Boardwalk Pipelines LP, 4.450%, 7/15/27	88,364
65,000	Canadian Natural Resources Ltd. (Canada), 6.250%, 3/15/38	86,954
74,000	Cenovus Energy, Inc. (Canada), 5.250%, 6/15/37	88,660
124,000	Cheniere Corpus Christi Holdings LLC, 7.000%, 6/30/24	142,055
18,000	Diamondback Energy, Inc., 2.875%, 12/1/24	19,012
94,000	Diamondback Energy, Inc., 3.125%, 3/24/31	97,525
30,000	Enable Midstream Partners LP, 4.150%, 9/15/29	32,878
93,000	Energy Transfer LP, 4.950%, 6/15/28	107,534
93,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	132,665
17,000	Ovintiv Exploration, Inc., 5.375%, 1/1/26	19,165
84,000	Phillips 66 Partners LP, 3.150%, 12/15/29	88,312
33,000	Phillips 66 Partners LP, 3.750%, 3/1/28	36,135
20,000	Sabine Pass Liquefaction LLC, 5.000%, 3/15/27	23,105
		1,172,356
	Industrials — 1.5%
98,000	Amcor Flexibles North America, Inc., 2.630%, 6/19/30	100,291
29,000	Boeing Co. (The), 5.040%, 5/1/27	33,477
31,000	Boeing Co. (The), 5.805%, 5/1/50	41,774
81,000	Burlington Northern Santa Fe LLC, 5.750%, 5/1/40	115,188

Touchstone Balanced Fund (Unaudited) (Continued)
Principal Amount		MarketValue
	Corporate Bonds — 15.2% (Continued)
	Industrials — (Continued)
$ 118,000	CNH Industrial Capital LLC, 1.450%, 7/15/26	$ 117,284
7,000	Eagle Materials, Inc., 4.500%, 8/1/26	7,179
94,000	FedEx Corp., 5.100%, 1/15/44	120,619
99,000	John Deere Capital Corp., MTN, 2.450%, 1/9/30	104,358
81,000	Norfolk Southern Corp., 4.837%, 10/1/41	103,497
103,000	Roper Technologies, Inc., 2.950%, 9/15/29	109,893
120,000	Waste Management, Inc., 2.500%, 11/15/50	112,442
117,000	Xylem, Inc., 1.950%, 1/30/28	118,155
		1,084,157
	Health Care — 1.4%
51,000	AbbVie, Inc., 3.800%, 3/15/25	55,804
84,000	AbbVie, Inc., 4.450%, 5/14/46	101,859
18,000	AbbVie, Inc., 5.000%, 12/15/21	18,171
76,000	Becton Dickinson and Co., 4.685%, 12/15/44	94,673
67,000	Bristol-Myers Squibb Co., 5.000%, 8/15/45	91,638
86,000	CommonSpirit Health, 4.187%, 10/1/49	98,924
100,000	CommonSpirit Health, 4.200%, 8/1/23	107,066
73,000	CVS Health Corp., 5.125%, 7/20/45	95,047
104,000	DH Europe Finance II Sarl, 3.250%, 11/15/39	111,462
45,000	Johnson & Johnson, 2.900%, 1/15/28	49,210
93,000	Mylan, Inc., 4.550%, 4/15/28	106,885
107,000	UnitedHealth Group, Inc., 3.500%, 8/15/39	119,758
		1,050,497
	Consumer Staples — 1.4%
127,000	7-Eleven, Inc., 144a, 0.950%, 2/10/26	124,770
121,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.900%, 2/1/46	152,705
60,000	BAT International Finance PLC (United Kingdom), 1.668%, 3/25/26	59,992
200,000	Imperial Brands Finance PLC (United Kingdom), 144a, 4.250%, 7/21/25	220,405
64,000	Kroger Co. (The), 5.000%, 4/15/42	80,795
96,000	Mars, Inc., 144a, 3.875%, 4/1/39	113,081
55,000	PepsiCo, Inc., 1.625%, 5/1/30	54,126
78,000	Reynolds American, Inc. (United Kingdom), 4.450%, 6/12/25	86,435
65,000	Starbucks Corp., 3.350%, 3/12/50	68,047
42,000	Sysco Corp., 5.950%, 4/1/30	53,918
		1,014,274
	Utilities — 1.2%
52,000	American Water Capital Corp., 6.593%, 10/15/37	76,822
70,000	Cleveland Electric Illuminating Co. (The), 144a, 4.550%, 11/15/30	80,969
74,000	Duke Energy Progress LLC, 4.150%, 12/1/44	89,373
72,000	Edison International, 4.125%, 3/15/28	76,657
27,000	Metropolitan Edison Co., 144a, 4.300%, 1/15/29	30,255
126,000	Pacific Gas and Electric Co., 3.500%, 8/1/50	112,389
89,000	PacifiCorp., 5.750%, 4/1/37	122,102
73,000	Virginia Electric & Power Co., 3.300%, 12/1/49	78,705
188,000	WEC Energy Group, Inc., (3M LIBOR +2.112%), 2.268%, 5/15/67(A)	172,623
		839,895
	Communication Services — 1.1%
42,000	Alphabet, Inc., 1.900%, 8/15/40	38,342
54,000	AT&T, Inc., 4.500%, 5/15/35	63,475
75,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	103,351
74,000	Comcast Corp., 4.000%, 3/1/48	86,627
66,000	Cox Communications, Inc., 144a, 3.350%, 9/15/26	71,700
Principal Amount		MarketValue

	Communication Services — (Continued)
$ 36,000	Deutsche Telekom International Finance BV (Germany), 8.750%, 6/15/30	$ 53,984
24,000	Netflix, Inc., 144a, 4.875%, 6/15/30	28,543
118,000	T-Mobile USA, Inc., 3.875%, 4/15/30	131,752
141,000	Verizon Communications, Inc., 2.987%, 10/30/56	132,669
76,000	ViacomCBS, Inc., 4.950%, 5/19/50†	96,397
		806,840
	Real Estate — 1.1%
68,000	American Homes 4 Rent LP REIT, 4.250%, 2/15/28	76,143
100,000	Crown Castle International Corp. REIT, 3.650%, 9/1/27	110,185
84,000	Equinix, Inc. REIT, 2.900%, 11/18/26	89,896
98,000	Healthcare Realty Trust, Inc. REIT, 2.400%, 3/15/30	98,609
122,000	Host Hotels & Resorts LP REIT, 4.500%, 2/1/26	134,070
55,000	Mid-America Apartments LP REIT, 3.750%, 6/15/24	59,453
74,000	Sabra Health Care LP REIT, 5.125%, 8/15/26	83,266
37,000	STORE Capital Corp. REIT, 4.500%, 3/15/28	41,831
63,000	STORE Capital Corp. REIT, 4.625%, 3/15/29	71,718
		765,171
	Information Technology — 1.0%
67,000	Apple, Inc., 4.650%, 2/23/46	89,192
104,000	Fiserv, Inc., 3.500%, 7/1/29	114,541
108,000	Hewlett Packard Enterprise Co., 4.650%, 10/1/24	120,082
112,000	Microchip Technology, Inc., 144a, 0.983%, 9/1/24	111,466
49,000	Microsoft Corp., 3.500%, 2/12/35	56,895
90,000	NXP BV / NXP Funding LLC (China), 144a, 5.350%, 3/1/26	105,050
46,000	Oracle Corp., 2.650%, 7/15/26	48,560
65,000	Visa, Inc., 4.150%, 12/14/35	80,029
		725,815
	Consumer Discretionary — 0.7%
49,000	General Motors Financial Co., Inc., 3.950%, 4/13/24	52,770
56,000	General Motors Financial Co., Inc., 5.650%, 1/17/29	68,186
59,000	Home Depot, Inc. (The), 5.950%, 4/1/41	86,149
94,000	Hyundai Capital America, 144a, 2.650%, 2/10/25	98,354
113,000	Lowe's Cos, Inc., 4.500%, 4/15/30	133,802
95,000	Walmart, Inc., 2.850%, 7/8/24	101,391
		540,652
	Materials — 0.2%
83,000	Sherwin-Williams Co. (The), 4.500%, 6/1/47	103,891
53,000	Vulcan Materials Co., 4.500%, 4/1/25	59,001
		162,892
	Total Corporate Bonds	$11,079,302
	U.S. Treasury Obligations — 15.2%
630,000	U.S. Treasury Bond, 1.875%, 2/15/41	617,400
1,990,000	U.S. Treasury Note, 0.125%, 4/30/23	1,986,191
2,000,000	U.S. Treasury Note, 0.250%, 10/31/25	1,956,172
3,245,000	U.S. Treasury Note, 0.375%, 3/31/22	3,251,845
1,000,000	U.S. Treasury Note, 0.750%, 3/31/26	995,977
175,000	U.S. Treasury Note, 1.125%, 2/28/22	176,230
150,000	U.S. Treasury Note, 1.375%, 1/31/22	151,137
160,000	U.S. Treasury Note, 1.500%, 9/30/21	160,575
375,000	U.S. Treasury Note, 1.500%, 11/30/24	386,982
1,366,000	U.S. Treasury Note, 1.625%, 5/15/31	1,388,624
	Total U.S. Treasury Obligations	$11,071,133
Shares
Exchange-Traded Fund — 1.7%
11,188	iShares JP Morgan USD Emerging Markets Bond ETF	1,258,202

Touchstone Balanced Fund (Unaudited) (Continued)
Principal Amount		MarketValue
	U.S. Government Mortgage-Backed Obligations — 1.0%
$ 156,052	FHLMC, Pool #G05624, 4.500%, 9/1/39	$ 174,289
103,716	FHLMC, Pool #Q29260, 4.000%, 10/1/44	113,503
64,319	FNMA, Pool #725423, 5.500%, 5/1/34	74,308
58,527	FNMA, Pool #725610, 5.500%, 7/1/34	67,812
12,580	FNMA, Pool #890310, 4.500%, 12/1/40	13,877
47,736	FNMA, Pool #AD9193, 5.000%, 9/1/40	54,205
220,722	FNMA, Pool #AL5718, 3.500%, 9/1/44	239,616
	Total U.S. Government Mortgage-Backed Obligations	$737,610
	Sovereign Government Obligations — 0.2%
146,000	Peruvian Government International Bond, 2.780%, 12/1/60	130,087
Shares
	Short-Term Investment Funds — 0.9%
520,805	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞Ω	520,805
97,812	Invesco Government & Agency Portfolio, Institutional Class, 0.03%∞Ω**	97,812
	Total Short-Term Investment Funds	$618,617
	Total Investment Securities—100.2% (Cost $64,118,864)	$72,976,500
	Liabilities in Excess of Other Assets — (0.2%)	(128,489)
	Net Assets — 100.0%	$72,848,011
(A)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2021.
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2021 was $95,434.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2021.
Portfolio Abbreviations:
ADR – American Depositary Receipt
ETF – Exchange-Traded Fund
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
LIBOR – London Interbank Offered Rate
LLC – Limited Liability Company
LP – Limited Partnership
MTN – Medium Term Note
PLC – Public Limited Company
REIT – Real Estate Investment Trust
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, these securities were valued at $1,536,892 or 2.1% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$48,081,549	$—	$—	$48,081,549
Corporate Bonds	—	11,079,302	—	11,079,302
U.S. Treasury Obligations	—	11,071,133	—	11,071,133
Exchange-Traded Fund	1,258,202	—	—	1,258,202
U.S. Government Mortgage-Backed Obligations	—	737,610	—	737,610
Sovereign Government Obligations	—	130,087	—	130,087
Short-Term Investment Funds	618,617	—	—	618,617
Total	$49,958,368	$23,018,132	$—	$72,976,500
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Bond Fund – June 30, 2021 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 34.1%
	Financials — 9.3%
$ 378,000	Allstate Corp. (The), 1.450%, 12/15/30	$ 360,572
572,579	American Financial Group, Inc., 5.250%, 4/2/30	702,333
283,000	Ares Capital Corp., 3.250%, 7/15/25	297,840
200,000	Bank of America Corp., 2.687%, 4/22/32	205,998
250,000	Bank of America Corp., 3.705%, 4/24/28	276,585
401,000	Bank of America Corp., MTN, 4.000%, 1/22/25	440,179
335,000	Bank of Montreal (Canada), 3.803%, 12/15/32	369,678
230,000	Bank of Nova Scotia (The) (Canada), (3M LIBOR +0.620%), 0.754%, 9/19/22(A)	231,588
176,000	Berkshire Hathaway Finance Corp., 4.250%, 1/15/49	218,795
464,000	Charles Schwab Corp. (The), 1.150%, 5/13/26	464,344
323,000	Citigroup, Inc., 0.981%, 5/1/25	323,897
225,000	Citigroup, Inc., 3.200%, 10/21/26	243,843
141,000	Citigroup, Inc., 4.750%, 5/18/46	179,492
318,000	Cooperatieve Rabobank UA (Netherlands), 144a, 1.106%, 2/24/27	313,672
365,000	Corestates Capital III, 144a, (3M LIBOR +0.570%), 0.726%, 2/15/27(A)	354,839
175,000	GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/35	210,046
352,000	Goldman Sachs Group, Inc. (The), 2.615%, 4/22/32	360,011
182,000	Goldman Sachs Group, Inc. (The), 3.691%, 6/5/28	201,051
205,000	HSBC Holdings PLC (United Kingdom), 3.900%, 5/25/26	228,085
349,000	Huntington Bancshares, Inc., 2.550%, 2/4/30	363,583
256,000	JPMorgan Chase & Co., 2.956%, 5/13/31	269,205
336,000	JPMorgan Chase & Co., 3.509%, 1/23/29	370,204
343,000	Lloyds Banking Group PLC (United Kingdom), 3.574%, 11/7/28	375,371
311,000	Morgan Stanley, 3.950%, 4/23/27	347,719
241,000	Northwestern Mutual Life Insurance Co. (The), 144a, 3.850%, 9/30/47	275,631
527,000	NTC Capital I, Ser A, (3M LIBOR +0.520%), 0.704%, 1/15/27(A)	513,966
356,000	PNC Capital Trust, (3M LIBOR +0.570%), 0.705%, 6/1/28(A)	341,810
304,000	Toronto-Dominion Bank (The) (Canada), MTN, 1.150%, 6/12/25	306,302
551,000	Truist Bank, Ser A, (3M LIBOR +0.670%), 0.830%, 5/15/27(A)	538,225
210,000	Truist Financial Corp., MTN, 2.850%, 10/26/24	224,563
		9,909,427
	Industrials — 3.4%
250,000	Amcor Flexibles North America, Inc., 2.630%, 6/19/30	255,845
79,000	Boeing Co. (The), 5.040%, 5/1/27	91,196
91,000	Boeing Co. (The), 5.805%, 5/1/50	122,628
272,000	Burlington Northern Santa Fe LLC, 5.750%, 5/1/40	386,803
384,000	CNH Industrial Capital LLC, 1.450%, 7/15/26	381,669
120,000	Eagle Materials, Inc., 4.500%, 8/1/26	123,060
340,000	FedEx Corp., 5.100%, 1/15/44	436,282
298,000	John Deere Capital Corp., MTN, 2.450%, 1/9/30	314,128
243,000	Norfolk Southern Corp., 4.837%, 10/1/41	310,491
285,000	Roper Technologies, Inc., 2.950%, 9/15/29	304,072
361,000	Waste Management, Inc., 2.500%, 11/15/50	338,264
291,000	Weir Group PLC (The) (United Kingdom), 144a, 2.200%, 5/13/26	292,316
233,000	Xylem, Inc., 1.950%, 1/30/28	235,301
		3,592,055
	Energy — 3.2%
270,000	Aker BP ASA (Norway), 144a, 3.000%, 1/15/25	283,489
333,000	Boardwalk Pipelines LP, 4.450%, 7/15/27	377,246
Principal Amount		Market Value

	Energy — (Continued)
$ 227,000	Canadian Natural Resources Ltd. (Canada), 6.250%, 3/15/38	$ 303,669
207,000	Cenovus Energy, Inc. (Canada), 5.250%, 6/15/37	248,009
427,000	Cheniere Corpus Christi Holdings LLC, 7.000%, 6/30/24	489,173
288,000	Diamondback Energy, Inc., 3.125%, 3/24/31	298,801
88,000	Enable Midstream Partners LP, 4.150%, 9/15/29	96,442
337,000	Energy Transfer LP, 4.950%, 6/15/28	389,668
251,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	358,051
203,000	Ovintiv Exploration, Inc., 5.375%, 1/1/26	228,854
249,000	Phillips 66 Partners LP, 3.150%, 12/15/29	261,783
92,000	Phillips 66 Partners LP, 3.750%, 3/1/28	100,739
		3,435,924
	Health Care — 3.2%
167,000	AbbVie, Inc., 3.800%, 3/15/25	182,730
283,000	AbbVie, Inc., 4.450%, 5/14/46	343,167
289,000	AbbVie, Inc., 5.000%, 12/15/21	291,747
232,000	Alcon Finance Corp. (Switzerland), 144a, 3.800%, 9/23/49	258,010
221,000	Becton Dickinson and Co., 4.685%, 12/15/44	275,301
229,000	Bristol-Myers Squibb Co., 5.000%, 8/15/45	313,211
263,000	CommonSpirit Health, 4.187%, 10/1/49	302,524
190,000	CommonSpirit Health, 4.200%, 8/1/23	203,426
240,000	CVS Health Corp., 5.125%, 7/20/45	312,482
293,000	DH Europe Finance II Sarl, 3.250%, 11/15/39	314,023
234,000	Mylan, Inc., 4.550%, 4/15/28	268,936
312,000	UnitedHealth Group, Inc., 3.500%, 8/15/39	349,200
		3,414,757
	Consumer Staples — 2.7%
380,000	7-Eleven, Inc., 144a, 0.950%, 2/10/26	373,326
439,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.900%, 2/1/46	554,028
177,000	BAT International Finance PLC (United Kingdom), 1.668%, 3/25/26	176,978
434,000	Imperial Brands Finance PLC (United Kingdom), 144a, 4.250%, 7/21/25	478,278
213,000	Kroger Co. (The), 5.000%, 4/15/42	268,897
336,000	Mars, Inc., 144a, 3.875%, 4/1/39	395,784
294,000	Reynolds American, Inc. (United Kingdom), 4.450%, 6/12/25	325,794
164,000	Starbucks Corp., 3.350%, 3/12/50	171,688
105,000	Sysco Corp., 5.950%, 4/1/30	134,795
		2,879,568
	Communication Services — 2.6%
104,000	Alphabet, Inc., 1.900%, 8/15/40	94,942
238,000	AT&T, Inc., 4.500%, 5/15/35	279,759
209,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	288,005
243,000	Comcast Corp., 4.000%, 3/1/48	284,463
228,000	Cox Communications, Inc., 144a, 3.350%, 9/15/26	247,690
124,000	Deutsche Telekom International Finance BV (Germany), 8.750%, 6/15/30	185,945
310,000	Netflix, Inc., 144a, 4.875%, 6/15/30	368,683
335,000	T-Mobile USA, Inc., 3.875%, 4/15/30	374,041
439,000	Verizon Communications, Inc., 2.987%, 10/30/56	413,061
190,000	ViacomCBS, Inc., 4.950%, 5/19/50†	240,994
		2,777,583
	Information Technology — 2.5%
344,000	Apple, Inc., 2.750%, 1/13/25	367,868
234,000	Apple, Inc., 4.650%, 2/23/46	311,507

Touchstone Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 34.1% (Continued)
	Information Technology — (Continued)
$ 290,000	Fiserv, Inc., 3.500%, 7/1/29	$ 319,394
308,000	Hewlett Packard Enterprise Co., 4.650%, 10/1/24	342,455
370,000	Microchip Technology, Inc., 144a, 0.983%, 9/1/24	368,237
148,000	Microsoft Corp., 3.500%, 2/12/35	171,845
328,000	NXP BV / NXP Funding LLC (China), 144a, 5.350%, 3/1/26	382,850
174,000	Oracle Corp., 2.650%, 7/15/26	183,682
220,000	Visa, Inc., 4.150%, 12/14/35	270,867
		2,718,705
	Real Estate — 2.5%
170,000	American Homes 4 Rent LP REIT, 4.250%, 2/15/28	190,359
361,000	Crown Castle International Corp. REIT, 3.650%, 9/1/27	397,770
236,000	Equinix, Inc. REIT, 2.900%, 11/18/26	252,564
285,000	Healthcare Realty Trust, Inc. REIT, 2.400%, 3/15/30	286,770
338,000	Host Hotels & Resorts LP REIT, 4.500%, 2/1/26	371,441
186,000	Mid-America Apartments LP REIT, 3.750%, 6/15/24	201,059
290,000	Sabra Health Care LP REIT, 5.125%, 8/15/26	326,314
96,000	STORE Capital Corp. REIT, 4.500%, 3/15/28	108,534
188,000	STORE Capital Corp. REIT, 4.625%, 3/15/29	214,014
250,000	VEREIT Operating Partnership LP, 4.600%, 2/6/24	272,417
		2,621,242
	Utilities — 2.4%
222,000	American Water Capital Corp., 6.593%, 10/15/37	327,971
241,000	Cleveland Electric Illuminating Co. (The), 144a, 4.550%, 11/15/30	278,766
93,000	Duke Energy Progress LLC, 4.150%, 12/1/44	112,320
207,000	Edison International, 4.125%, 3/15/28	220,389
224,000	Electricite de France SA (France), 144a, 4.875%, 9/21/38	275,444
85,000	Fortis, Inc. (Canada), 3.055%, 10/4/26	91,198
68,000	Metropolitan Edison Co., 144a, 4.300%, 1/15/29	76,198
372,000	Pacific Gas and Electric Co., 3.500%, 8/1/50	331,814
127,000	PacifiCorp., 5.750%, 4/1/37	174,235
203,000	Virginia Electric & Power Co., 3.300%, 12/1/49	218,865
532,000	WEC Energy Group, Inc., (3M LIBOR +2.112%), 2.268%, 5/15/67(A)	488,488
		2,595,688
	Consumer Discretionary — 1.6%
92,000	General Motors Financial Co., Inc., 3.950%, 4/13/24	99,078
169,000	General Motors Financial Co., Inc., 5.650%, 1/17/29	205,776
227,000	Home Depot, Inc. (The), 5.950%, 4/1/41	331,455
316,000	Hyundai Capital America, 144a, 2.650%, 2/10/25	330,636
308,000	Lowe's Cos, Inc., 4.500%, 4/15/30	364,701
1,470	United Airlines 2014-2 Class B Pass Through Trust, Ser B, 4.625%, 9/3/22	1,503
333,000	Walmart, Inc., 2.850%, 7/8/24	355,402
		1,688,551
	Materials — 0.7%
83,000	Braskem America Finance Co. (Brazil), 144a, 7.125%, 7/22/41	103,211
301,000	Sherwin-Williams Co. (The), 4.500%, 6/1/47	376,762
244,000	Vulcan Materials Co., 4.500%, 4/1/25	271,629
		751,602
	Total Corporate Bonds	$36,385,102
	U.S. Treasury Obligations — 32.7%
7,285,000	U.S. Treasury Bond, 1.875%, 2/15/41	7,139,300
880,000	U.S. Treasury Bond, 1.875%, 2/15/51	840,675
5,825,000	U.S. Treasury Note, 0.125%, 4/30/23	5,813,851
1,865,000	U.S. Treasury Note, 0.250%, 10/31/25	1,824,130
5,580,000	U.S. Treasury Note, 0.375%, 3/31/22	5,591,770
6,340,000	U.S. Treasury Note, 0.750%, 3/31/26	6,314,492
Principal Amount		Market Value
	U.S. Treasury Obligations — 32.7% (Continued)
$1,570,000	U.S. Treasury Note, 1.125%, 2/28/22	$ 1,581,039
1,470,000	U.S. Treasury Note, 1.500%, 9/30/21	1,475,280
515,000	U.S. Treasury Note, 1.500%, 11/30/24	531,456
3,723,000	U.S. Treasury Note, 1.625%, 5/15/31	3,784,662
	Total U.S. Treasury Obligations	$34,896,655
	U.S. Government Mortgage-Backed Obligations — 7.2%
55,838	FHLMC, Pool #A95946, 4.000%, 1/1/41	61,048
44,744	FHLMC, Pool #A96485, 4.500%, 1/1/41	49,440
13,204	FHLMC, Pool #G03217, 5.500%, 9/1/37	14,943
8,174	FHLMC, Pool #G03781, 6.000%, 1/1/38	9,671
292,598	FHLMC, Pool #G05624, 4.500%, 9/1/39	326,792
375,681	FHLMC, Pool #Q29056, 4.000%, 10/1/44	411,158
169,979	FHLMC, Pool #Q29260, 4.000%, 10/1/44	186,019
4,112	FNMA, Pool #561741, 7.500%, 1/1/31	4,669
242,041	FNMA, Pool #725423, 5.500%, 5/1/34	279,631
216,767	FNMA, Pool #725610, 5.500%, 7/1/34	251,155
5,298	FNMA, Pool #889734, 5.500%, 6/1/37	6,159
33,296	FNMA, Pool #AB1149, 5.000%, 6/1/40	38,212
33,019	FNMA, Pool #AB1800, 4.000%, 11/1/40	36,318
56,577	FNMA, Pool #AD3795, 4.500%, 4/1/40	63,039
80,924	FNMA, Pool #AD9150, 5.000%, 8/1/40	92,262
159,120	FNMA, Pool #AD9193, 5.000%, 9/1/40	180,684
100,528	FNMA, Pool #AE0548, 4.500%, 11/1/40	111,032
79,955	FNMA, Pool #AE4429, 4.000%, 10/1/40	87,938
4,358	FNMA, Pool #AH2666, 4.000%, 1/1/26	4,633
7,514	FNMA, Pool #AH3493, 4.000%, 2/1/26	7,993
120,611	FNMA, Pool #AJ5457, 4.000%, 11/1/41	132,046
128,393	FNMA, Pool #AL0054, 4.500%, 2/1/41	143,075
273,432	FNMA, Pool #AL5718, 3.500%, 9/1/44	296,838
324,753	FNMA, Pool #AR9195, 3.000%, 3/1/43	346,199
111,543	FNMA, Pool #AS7813, 4.000%, 8/1/46	120,648
281,474	FNMA, Pool #AT2016, 3.000%, 4/1/43	299,150
247,910	FNMA, Pool #BC1158, 3.500%, 2/1/46	265,158
388,565	FNMA, Pool #FM4996, 2.000%, 12/1/50	393,736
495,187	FNMA, Pool #FM5166, 3.000%, 12/1/50	517,425
449,943	FNMA, Pool #FM5279, 3.500%, 11/1/50	473,527
350,060	FNMA, Pool #FM5468, 2.500%, 1/1/36	368,338
368,900	FNMA, Pool #FM5682, 2.500%, 1/1/51	382,662
132,751	FNMA, Pool #MA1175, 3.000%, 9/1/42	140,546
84,618	FNMA, Pool #MA2177, 4.000%, 2/1/35	91,905
528,061	FNMA, Pool #MA4166, 3.000%, 10/1/40	551,558
108,550	GNMA, Pool #4853, 4.000%, 11/20/40	118,755
79,883	GNMA, Pool #4883, 4.500%, 12/20/40	88,345
314,479	GNMA, Pool #5175, 4.500%, 9/20/41	347,798
32,313	GNMA, Pool #736696, 4.500%, 5/15/40	36,316
172,947	GNMA, Pool #AD1745, 3.000%, 2/20/43	185,024
119,438	GNMA, Pool #MA1157, 3.500%, 7/20/43	128,171
	Total U.S. Government Mortgage-Backed Obligations	$7,650,016
	Asset-Backed Securities — 7.1%
265,000	Apidos CLO XVIII (Cayman Islands), Ser 2018-18A, Class A1, 144a, (3M LIBOR +1.140%), 1.324%, 10/22/30(A)	265,004
400,000	Benefit Street Partners CLO XIX Ltd. (Cayman Islands), Ser 2019-19A, Class B, 144a, (3M LIBOR +2.000%), 2.184%, 1/15/33(A)	400,377
238,595	CF Hippolyta LLC, Ser 2020-1, Class A1, 144a, 1.690%, 7/15/60	242,531
275,000	CIFC Funding Ltd. (Cayman Islands), Ser 2016-1A, Class A1R, 144a, (3M LIBOR +1.350%), 1.536%, 10/21/31(A)	275,505

Touchstone Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Asset-Backed Securities — 7.1% (Continued)
$ 708,688	Driven Brands Funding LLC, Ser 2019-1A, Class A2, 144a, 4.641%, 4/20/49	$ 763,093
425,380	Elara HGV Timeshare Issuer LLC, Ser 2019-A, Class B, 144a, 2.910%, 1/25/34	434,816
70,733	GLS Auto Receivables Issuer Trust, Ser 2019-3A, Class A, 144a, 2.580%, 7/17/23	70,992
24,053	Hertz Vehicle Financing II LP, Ser 2019-1A, Class A, 144a, 3.710%, 3/25/23	24,114
297,750	Jack In The Box Funding LLC, Ser 2019-1A, Class A2I, 144a, 3.982%, 8/25/49	304,622
268,000	Jersey Mike's Funding, Ser 2019-1A, Class A2, 144a, 4.433%, 2/15/50	287,090
241,250	Jimmy Johns Funding LLC, Ser 2017-1A, Class A2II, 144a, 4.846%, 7/30/47	258,533
700,000	Madison Park Funding XVIII Ltd. (Cayman Islands), Ser 2015-18A, Class BR, 144a, (3M LIBOR +1.600%), 1.786%, 10/21/30(A)	700,034
275,000	Madison Park Funding XXXV Ltd. (Cayman Islands), Ser 2019-35A, Class A2AR, 144a, (3M LIBOR +1.200%), 1.388%, 4/20/32(A)	275,111
289,383	Mill City Mortgage Loan Trust, Ser 2018-3, Class M3, 144a, 3.250%, 8/25/58(A)(B)	301,203
350,000	New Mountain CLO 1 Ltd. (Cayman Islands), Ser CLO-1A, Class A1, 144a, (3M LIBOR +1.550%), 1.734%, 10/15/32(A)	350,390
400,000	OHA Loan Funding Ltd. (Cayman Islands), Ser 2015-1A, Class B1R2, 144a, (3M LIBOR +1.900%), 2.056%, 11/15/32(A)	400,211
750,000	STWD Ltd. (Cayman Islands), Ser 2019-FL1, Class A, 144a, (1M LIBOR +1.080%), 1.204%, 7/15/38(A)	749,999
304,013	TAL Advantage VII LLC, Ser 2020-1A, Class A, 144a, 2.050%, 9/20/45	306,474
233,319	Towd Point Mortgage Trust, Ser 2015-3, Class A2, 144a, 4.000%, 3/25/54(A)(B)	235,322
308,441	Towd Point Mortgage Trust, Ser 2019-1, Class A1, 144a, 3.722%, 3/25/58(A)(B)	324,841
380,000	Voya CLO Ltd. (Cayman Islands), Ser 2017-4A, Class A1, 144a, (3M LIBOR +1.130%), 1.314%, 10/15/30(A)	380,010
275,000	Voya CLO Ltd. (Cayman Islands), Ser 2019-2A, Class A, 144a, (3M LIBOR +1.270%), 1.458%, 7/20/32(A)	275,010
	Total Asset-Backed Securities	$7,625,282
Shares
Exchange-Traded Fund — 4.8%
45,431	iShares JP Morgan USD Emerging Markets Bond ETF	5,109,170
Principal Amount
	Commercial Mortgage-Backed Securities — 4.7%
$ 675,000	BANK, Ser 2018-BN14, Class A3, 3.966%, 9/15/60	760,670
750,000	BHMS, Ser 2018-ATLS, Class A, 144a, (1M LIBOR +1.250%), 1.323%, 7/15/35(A)	750,458
500,000	BPR Trust, Ser 2021-KEN, Class B, 144a, (1M LIBOR +1.950%), 2.023%, 2/15/29(A)	500,258
360,000	DBUBS Mortgage Trust, Ser 2017-BRBK, Class B, 144a, 3.648%, 10/10/34(A)(B)	382,487
375,000	GS Mortgage Securities Corp. II, Ser 2017-SLP, Class B, 144a, 3.772%, 10/10/32	384,431
250,000	GS Mortgage Securities Trust, Ser 2017-FARM, Class B, 144a, 3.659%, 1/10/43(A)(B)	270,904
350,000	JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-MINN, Class A, 144a, (1M LIBOR +1.020%), 2.020%, 11/15/35(A)	351,032
Principal Amount		MarketValue
	Commercial Mortgage-Backed Securities — 4.7% (Continued)
$ 320,000	New York City Housing Development Corp., Ser 2014-8SPR, Class B, 3.864%, 2/15/48(A)(B)	$ 335,051
675,000	SG Commercial Mortgage Securities Trust, Ser 2019-787E, Class A, 144a, 4.163%, 2/15/41	775,915
498,994	WFRBS Commercial Mortgage Trust, Ser 2014-C19, Class A3, 3.660%, 3/15/47	498,174
	Total Commercial Mortgage-Backed Securities	$5,009,380
	Non-Agency Collateralized Mortgage Obligations — 4.1%
128,065	Agate Bay Mortgage Trust, Ser 2013-1, Class B3, 144a, 3.605%, 7/25/43(A)(B)	129,983
444,375	Agate Bay Mortgage Trust, Ser 2015-4, Class B2, 144a, 3.545%, 6/25/45(A)(B)	453,131
374,655	Agate Bay Mortgage Trust, Ser 2015-7, Class B1, 144a, 3.709%, 10/25/45(A)(B)	383,754
312,627	CSMC Trust, Ser 2013-IVR3, Class B2, 144a, 3.386%, 5/25/43(A)(B)	317,245
325,779	CSMC Trust, Ser 2015-1, Class B3, 144a, 3.958%, 1/25/45(A)(B)	332,726
226,309	CSMC Trust, Ser 2015-WIN1, Class B3, 144a, 3.824%, 12/25/44(A)(B)	229,738
146,309	CSMC Trust, Ser 2018-RPL9, Class A, 144a, 3.850%, 9/25/57(A)(B)	152,867
755	Deutsche ALT-A Securities, Inc. ALT, Ser 2003-2XS, Class A6, 5.470%, 9/25/33(A)(B)	759
153,005	EverBank Mortgage Loan Trust, Ser 2013-1, Class B1, 144a, 3.471%, 3/25/43(A)(B)	155,085
325,000	GS Mortgage-Backed Securities Trust, Ser 2021-PJ6, Class A2, 144a, 2.500%, 11/25/51(A)(B)	328,676
517,184	JP Morgan Mortgage Trust, Ser 2017-1, Class B2, 144a, 3.498%, 1/25/47(A)(B)	525,259
82,362	Residential Asset Securitization Trust, Ser 2006-A1, Class 1A3, 6.000%, 4/25/36	56,210
105,006	Sequoia Mortgage Trust, Ser 2013-1, Class B1, 3.594%, 2/25/43(A)(B)	107,145
115,810	Sequoia Mortgage Trust, Ser 2013-10, Class B2, 144a, 3.547%, 8/25/43(A)(B)	117,254
145,293	Sequoia Mortgage Trust, Ser 2013-5, Class B1, 144a, 3.505%, 5/25/43(A)(B)	147,341
457,914	Sequoia Mortgage Trust, Ser 2018-CH3, Class B1B, 144a, 4.823%, 8/25/48(A)(B)	480,442
414,985	Sequoia Mortgage Trust, Ser 2018-CH3, Class B2B, 144a, 4.823%, 8/25/48(A)(B)	433,695
27,266	Washington Mutual Mortgage Pass-Through Certificates, Ser 2005-9, Class 2A4, 5.500%, 11/25/35	27,562
	Total Non-Agency Collateralized Mortgage Obligations	$4,378,872
	Agency Collateralized Mortgage Obligations — 1.1%
687,362	FHLMC REMIC, Ser 3859, Class JB, 5.000%, 5/15/41	780,612
27,925	FNMA REMIC, Ser 2015-51, Class KC, 3.000%, 6/25/45	28,507
336,336	FNMA REMIC, Ser 2017-90, Class KA, 3.000%, 11/25/47	357,775
	Total Agency Collateralized Mortgage Obligations	$1,166,894
	Sovereign Government Obligations — 0.4%
449,000	Peruvian Government International Bond, 2.780%, 12/1/60	400,064

Touchstone Bond Fund (Unaudited) (Continued)
Shares		MarketValue
	Short-Term Investment Funds — 3.6%
3,625,688	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞Ω	$ 3,625,688
244,530	Invesco Government & Agency Portfolio, Institutional Class, 0.03%∞Ω**	244,530
	Total Short-Term Investment Funds	$3,870,218
	Total Investment Securities—99.8% (Cost $102,639,903)	$106,491,653
	Other Assets in Excess of Liabilities — 0.2%	244,524
	Net Assets — 100.0%	$106,736,177
(A)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2021.
(B)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2021 was $238,584.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2021.
Portfolio Abbreviations:
CLO – Collateralized Loan Obligation
ETF – Exchange-Traded Fund
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
LIBOR – London Interbank Offered Rate
LLC – Limited Liability Company
LP – Limited Partnership
MTN – Medium Term Note
PLC – Public Limited Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, these securities were valued at $21,043,074 or 19.7% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$36,385,102	$—	$36,385,102
U.S. Treasury Obligations	—	34,896,655	—	34,896,655
U.S. Government Mortgage-Backed Obligations	—	7,650,016	—	7,650,016
Asset-Backed Securities	—	7,625,282	—	7,625,282
Exchange-Traded Fund	5,109,170	—	—	5,109,170
Commercial Mortgage-Backed Securities	—	5,009,380	—	5,009,380
Non-Agency Collateralized Mortgage Obligations	—	4,378,872	—	4,378,872
Agency Collateralized Mortgage Obligations	—	1,166,894	—	1,166,894
Sovereign Government Obligations	—	400,064	—	400,064
Short-Term Investment Funds	3,870,218	—	—	3,870,218
Other Financial Instruments*
Futures
Interest rate contracts	1,783	—	—	1,783
Total Assets	$8,981,171	$97,512,265	$—	$106,493,436
Liabilities:
Other Financial Instruments*
Futures
Interest rate contracts	$(1,989)	$—	$—	$(1,989)
Total	$8,979,182	$97,512,265	$—	$106,491,447
*	Other Financial Instruments are derivative instruments not reflected in total investments. Amounts shown represent unrealized appreciation (depreciation) on futures contracts and is included in Payable for variation margin on futures contracts on the Statement of Assets and Liabilities.

Futures Contracts
The Fund had the following futures contracts, brokered by Wells Fargo, open at June 30, 2021:
Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
Short Futures:
Ultra Long U.S. Treasury Bond Futures	9/21/2021	7	$1,346,824	$(1,989)
Long Futures:
5-Year U.S. Treasury Note Futures	9/21/2021	49	6,046,272	1,783
				$(206)
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Common Stock Fund – June 30, 2021 (Unaudited)
Shares		Market Value
	Common Stocks — 100.3%
	Information Technology — 26.2%
107,344	Apple, Inc.	$ 14,701,834
22,843	International Business Machines Corp.	3,348,555
73,345	Microsoft Corp.	19,869,161
73,374	Oracle Corp.	5,711,432
32,289	salesforce.com, Inc.*	7,887,234
41,743	SS&C Technologies Holdings, Inc.	3,008,001
25,987	Texas Instruments, Inc.	4,997,300
17,494	Visa, Inc. - Class A	4,090,447
15,533	Workday, Inc. - Class A*	3,708,348
		67,322,312
	Communication Services — 20.2%
7,310	Alphabet, Inc. - Class C*	18,321,199
88,597	AT&T, Inc.	2,549,822
104,289	Comcast Corp. - Class A	5,946,559
45,692	Facebook, Inc. - Class A*	15,887,565
67,213	Fox Corp. - Class A	2,495,619
8,196	Netflix, Inc.*	4,329,209
13,272	Walt Disney Co. (The)*	2,332,819
		51,862,792
	Consumer Discretionary — 12.4%
17,029	Alibaba Group Holding Ltd. (China) ADR*	3,861,837
3,978	Amazon.com, Inc.*	13,684,957
41,770	Hilton Worldwide Holdings, Inc.*	5,038,297
43,706	JD.com, Inc. (China) ADR*	3,488,176
18,120	Starbucks Corp.	2,025,997
105,261	Trip.com Group Ltd. (China) ADR*	3,732,555
		31,831,819
	Financials — 12.0%
175,209	Bank of America Corp.	7,223,867
31,011	Berkshire Hathaway, Inc. - Class B*	8,618,577
24,848	Goldman Sachs Group, Inc. (The)	9,430,562
22,105	Signature Bank	5,430,093
		30,703,099
	Health Care — 11.3%
25,407	AmerisourceBergen Corp.	2,908,847
77,056	Bristol-Myers Squibb Co.	5,148,882
33,593	HCA Healthcare, Inc.	6,945,017
43,542	Johnson & Johnson	7,173,109
16,842	UnitedHealth Group, Inc.	6,744,211
		28,920,066
	Industrials — 8.6%
11,327	Deere & Co.	3,995,146
7,486	FedEx Corp.	2,233,299
27,193	Hubbell, Inc.	5,080,740
Shares		Market Value

	Industrials — (Continued)
12,785	Parker-Hannifin Corp.	$ 3,926,401
79,709	Raytheon Technologies Corp.	6,799,975
		22,035,561
	Consumer Staples — 3.5%
48,551	Monster Beverage Corp.*	4,435,134
46,964	Philip Morris International, Inc.	4,654,602
		9,089,736
	Real Estate — 2.5%
32,714	Jones Lang LaSalle, Inc.*	6,394,278
	Energy — 2.1%
50,133	Exxon Mobil Corp.	3,162,390
67,838	Schlumberger NV	2,171,494
		5,333,884
	Materials — 1.5%
50,117	DuPont de Nemours, Inc.	3,879,557
	Total Common Stocks	$257,373,104
	Short-Term Investment Fund — 0.0%
3	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞Ω	3
	Total Investment Securities—100.3% (Cost $128,565,681)	$257,373,107
	Liabilities in Excess of Other Assets — (0.3%)	(828,902)
	Net Assets — 100.0%	$256,544,205
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2021.
Portfolio Abbreviations:
ADR – American Depositary Receipt
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$257,373,104	$—	$—	$257,373,104
Short-Term Investment Fund	3	—	—	3
Total	$257,373,107	$—	$—	$257,373,107
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Small Company Fund – June 30, 2021 (Unaudited)
Shares		Market Value
	Common Stocks — 97.7%
	Information Technology — 21.4%
35,900	8x8, Inc.*	$ 996,584
6,158	Aspen Technology, Inc.*	846,971
49,500	Box, Inc. - Class A*	1,264,725
37,031	Cognyte Software Ltd. (Israel)*	907,260
11,700	CommVault Systems, Inc.*	914,589
11,700	Envestnet, Inc.*	887,562
8,687	ExlService Holdings, Inc.*	923,081
9,585	J2 Global, Inc.*	1,318,417
10,787	MAXIMUS, Inc.	948,932
18,500	Methode Electronics, Inc.	910,385
22,808	Onto Innovation, Inc.*	1,665,896
8,828	Qualys, Inc.*	888,891
9,200	SPS Commerce, Inc.*	918,620
45,500	Tower Semiconductor Ltd. (Israel)*	1,339,065
20,531	Verint Systems, Inc.*	925,332
11,800	WNS Holdings Ltd. (India) ADR*	942,466
		16,598,776
	Health Care — 19.4%
8,000	Addus HomeCare Corp.*	697,920
48,300	Allscripts Healthcare Solutions, Inc.*	894,033
22,772	Anika Therapeutics, Inc.*	985,800
1,836	Bio-Techne Corp.	826,677
1,960	Chemed Corp.	930,020
11,183	Encompass Health Corp.	872,610
11,200	Ensign Group, Inc. (The)	970,704
13,968	Globus Medical, Inc. - Class A*	1,082,939
12,792	Integra LifeSciences Holdings Corp.*	872,926
4,931	ModivCare, Inc.*	838,615
13,497	NuVasive, Inc.*	914,827
6,531	Omnicell, Inc.*	989,120
46,818	Premier, Inc. - Class A	1,628,798
12,400	Progyny, Inc.*	731,600
14,900	Tactile Systems Technology, Inc.*	774,800
24,700	Vocera Communications, Inc.*	984,295
		14,995,684
	Industrials — 17.6%
8,617	ASGN, Inc.*	835,246
10,700	Clean Harbors, Inc. *	996,598
9,682	Crane Co.	894,326
7,500	Curtiss-Wright Corp.	890,700
8,600	Forward Air Corp.	771,850
59,100	Great Lakes Dredge & Dock Corp.*	863,451
9,948	ITT, Inc.	911,137
30,600	JELD-WEN Holding, Inc.*	803,556
5,700	John Bean Technologies Corp.	812,934
21,270	KBR, Inc.	811,451
13,000	Mercury Systems, Inc.*	861,640
8,233	Quanta Services, Inc.	745,663
4,300	RBC Bearings, Inc.*	857,506
19,280	Rexnord Corp.	964,771
19,100	SkyWest, Inc.*	822,637
6,561	Woodward, Inc.	806,216
		13,649,682
	Consumer Discretionary — 16.6%
25,200	American Eagle Outfitters, Inc.	945,756
29,092	Aritzia, Inc. (Canada)*	870,225
19,300	Canada Goose Holdings, Inc. (Canada)*	844,182
21,200	Foot Locker, Inc.	1,306,556
5,200	Fox Factory Holding Corp.*	809,432
15,896	frontdoor, Inc.*	791,939
Shares		Market Value

	Consumer Discretionary — (Continued)
9,300	Grand Canyon Education, Inc.*	$ 836,721
10,900	Malibu Boats, Inc. - Class A*	799,297
8,300	Oxford Industries, Inc.	820,372
15,400	Skyline Champion Corp.*	820,820
22,664	Steven Madden Ltd.	991,777
8,278	Texas Roadhouse, Inc.	796,343
4,300	TopBuild Corp.*	850,454
27,500	Zumiez, Inc.*	1,347,225
		12,831,099
	Financials — 10.7%
5,900	Evercore, Inc. - Class A	830,543
68,400	FNB Corp.	843,372
51,100	Old National Bancorp	899,871
20,500	Pacific Premier Bancorp, Inc.	866,945
7,000	PJT Partners, Inc. - Class A	499,660
16,300	PROG Holdings, Inc.	784,519
64,200	Umpqua Holdings Corp.	1,184,490
28,273	Webster Financial Corp.	1,508,082
8,977	Western Alliance Bancorp	833,514
		8,250,996
	Real Estate — 5.9%
14,000	Agree Realty Corp. REIT	986,860
66,345	Corporate Office Properties Trust REIT	1,856,997
29,700	Healthcare Realty Trust, Inc. REIT	896,940
23,300	STAG Industrial, Inc. REIT	872,119
		4,612,916
	Communication Services — 3.8%
40,000	Cargurus, Inc.*	1,049,200
11,761	Cogent Communications Holdings, Inc.	904,303
51,580	QuinStreet, Inc.*	958,357
		2,911,860
	Consumer Staples — 1.2%
43,632	Mission Produce, Inc.*	903,619
	Materials — 1.1%
5,800	Eagle Materials, Inc.	824,238
	Total Common Stocks	$75,578,870
	Short-Term Investment Fund — 2.4%
1,875,835	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞Ω	1,875,835
	Total Investment Securities—100.1% (Cost $51,428,437)	$77,454,705
	Liabilities in Excess of Other Assets — (0.1%)	(85,191)
	Net Assets — 100.0%	$77,369,514
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2021.
Portfolio Abbreviations:
ADR – American Depositary Receipt
REIT – Real Estate Investment Trust

Touchstone Small Company Fund (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$75,578,870	$—	$—	$75,578,870
Short-Term Investment Fund	1,875,835	—	—	1,875,835
Total	$77,454,705	$—	$—	$77,454,705
See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities
June 30, 2021 (Unaudited)
	Touchstone Balanced Fund	Touchstone Bond Fund	Touchstone Common Stock Fund	Touchstone Small Company Fund
Assets
Investments, at cost	$64,118,864	$102,639,903	$128,565,681	$51,428,437
Investments, at market value *	$72,976,500	$106,491,653	$257,373,107	$77,454,705
Cash	—	78,597	—	—
Foreign currency †	—	—	1,146	—
Dividends and interest receivable	120,883	455,578	80,645	35,640
Receivable for capital shares sold	56,057	141,457	—	4,404
Receivable for investments sold	172,342	—	—	—
Receivable for securities lending income	19	46	—	11
Tax reclaim receivable	—	—	41,681	—
Total Assets	73,325,801	107,167,331	257,496,579	77,494,760

Liabilities
Bank overdrafts	—	—	440,200	—
Payable for return of collateral for securities on loan	97,812	244,530	—	—
Payable for capital shares redeemed	81,788	4,872	166,216	25,393
Payable for investments purchased	176,896	38,535	—	—
Payable to Investment Advisor	17,324	32,175	99,816	29,688
Payable to other affiliates	19,604	29,580	80,277	9,271
Payable to Trustees	9,965	9,965	9,965	9,965
Payable for professional services	13,750	18,416	24,299	14,426
Payable for reports to shareholders	3,978	11,185	9,898	15,677
Payable for transfer agent services	2,290	35,076	95,306	14,593
Payable for variation margin on futures contracts	—	206	—	—
Other accrued expenses and liabilities	54,383	6,614	26,397	6,233
Total Liabilities	477,790	431,154	952,374	125,246
Net Assets	$72,848,011	$106,736,177	$256,544,205	$77,369,514
Net assets consist of:
Paid-in capital	49,974,463	99,830,577	108,169,659	39,699,927
Distributable earnings (deficit)	22,873,548	6,905,600	148,374,546	37,669,587
Net Assets	$72,848,011	$106,736,177	$256,544,205	$77,369,514

Pricing of Class SC Shares
Net assets applicable to Class SC	$53,059,239	$66,026,521	$92,138,018	$—
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	3,505,458	6,195,326	7,094,985	—
Net asset value, offering price and redemption price per share	$15.14	$10.66	$12.99	$—

Pricing of Class I Shares
Net assets applicable to Class I	$19,788,772	$40,709,656	$164,406,187	$77,369,514
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,307,245	3,812,835	12,615,718	4,156,818
Net asset value, offering price and redemption price per share	$15.14	$10.68	$13.03	$18.61
*Includes market value of securities on loan of:	$95,434	$238,584	$—	$—
†Cost of foreign currency:	$—	$—	$1,080	$—
See accompanying Notes to Financial Statements.

Statements of Operations
For the Six Months Ended June 30, 2021 (Unaudited)
	Touchstone Balanced Fund	Touchstone Bond Fund	Touchstone Common Stock Fund	Touchstone Small Company Fund
Investment Income
Dividends	$154,228	$80,994	$1,330,718	$302,977
Interest	103,458	1,169,596	—	—
Income from securities loaned	201	409	1,778	37
Total Investment Income	257,887	1,250,999	1,332,496	303,014
Expenses
Investment advisory fees	111,819	208,750	603,869	190,775
Administration fees	27,411	70,565	166,522	51,587
Compliance fees and expenses	1,459	1,459	1,459	1,459
Custody fees	18,084	23,961	8,243	3,557
Professional fees	12,700	14,925	16,712	12,712
Transfer Agent fees, Class SC	6	5,978	7,262	—
Transfer Agent fees, Class I	2,654	14,872	61,550	11,548
Reports to Shareholders, Class SC	1,157	2,287	2,342	—
Reports to Shareholders, Class I	2,538	6,332	7,385	13,151
Shareholder servicing fees, Class SC	27,133	22,796	84,706	—
Trustee fees	10,073	10,073	10,073	10,073
Other expenses	10,479	16,666	13,146	8,901
Total Expenses	225,513	398,664	983,269	303,763
Fees waived and/or reimbursed by the Advisor and/or Affiliates(A)	(61,318)	(19,980)	(18,439)	(13,784)
Net Expenses	164,195	378,684	964,830	289,979
Net Investment Income (Loss)	93,692	872,315	367,666	13,035
Realized and Unrealized Gains (Losses) on Investments
Net realized gains on investments	12,964,565	721,613	10,386,388	11,702,927
Net realized gains on futures contracts	—	115,121	—	—
Net realized gains on foreign currency transactions	—	—	—	246
Net change in unrealized appreciation (depreciation) on investments(B)	(9,786,140)	(2,967,432)	30,876,553	1,084,029
Net change in unrealized appreciation (depreciation) on futures contracts	—	(206)	—	—
Net change in unrealized appreciation (depreciation) on foreign currency transactions	—	—	(199)	—
Net Realized and Unrealized Gains (Losses) on Investments	3,178,425	(2,130,904)	41,262,742	12,787,202
Change in Net Assets Resulting from Operations	$3,272,117	$(1,258,589)	$41,630,408	$12,800,237
(A)	See Note 4 in Notes to Financial Statements.
(B)	Change in unrealized appreciation (depreciation) does not include net appreciation of $13,379,210 for the Touchstone Balanced Fund in connection with the Fund's reorganization. See Note 9 in the Notes to Financial Statements.
See accompanying Notes to Financial Statements.

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Statements of Changes in Net Assets
	Touchstone Balanced Fund		Touchstone Bond Fund		Touchstone Common Stock Fund
	For the Six Months Ended June 30, 2021 (Unaudited)	For the Year Ended December 31, 2020	For the Six Months Ended June 30, 2021 (Unaudited)	For the Year Ended December 31, 2020	For the Six Months Ended June 30, 2021 (Unaudited)	For the Year Ended December 31, 2020
From Operations
Net investment income	$93,692	$144,557	$872,315	$2,436,828	$367,666	$1,205,731
Net realized gains (losses) on investments, futures contracts and foreign currency transactions	12,964,565	829,246	836,734	2,466,744	10,386,388	8,742,461
Net change in unrealized appreciation (depreciation) on investments, futures contracts and foreign currency transactions	(9,786,140)	2,066,136	(2,967,638)	4,279,852	30,876,354	35,894,956
Change in Net Assets from Operations	3,272,117	3,039,939	(1,258,589)	9,183,424	41,630,408	45,843,148

Distributions to Shareholders:
Distributed earnings, Class SC	—	—	—	(1,095,780)	—	(2,849,400)
Distributed earnings, Class I	—	(853,726)	—	(654,859)	—	(4,937,726)
Total Distributions	—	(853,726)	—	(1,750,639)	—	(7,787,126)

Share Transactions Class SC
Proceeds from Shares issued	143,070	—	2,132,711	3,519,318	352,868	592,608
Proceeds from Shares issued in connection with reorganization(A)	53,069,713	—	—	—	—	—
Reinvestment of distributions	—	—	—	1,095,780	—	2,849,400
Cost of Shares redeemed	(1,376,664)	—	(1,335,523)	(2,617,540)	(8,462,798)	(14,588,347)
Change in Net Assets from Class SC Share Transactions	51,836,119	—	797,188	1,997,558	(8,109,930)	(11,146,339)

Share Transactions Class I
Proceeds from Shares issued	652,735	941,388	3,860,775	2,996,827	915,714	2,019,265
Reinvestment of distributions	—	853,726	—	654,859	—	4,937,726
Cost of Shares redeemed	(1,521,467)	(3,001,190)	(2,021,388)	(5,004,840)	(12,460,764)	(21,380,209)
Change in Net Assets from Class I Share Transactions	(868,732)	(1,206,076)	1,839,387	(1,353,154)	(11,545,050)	(14,423,218)
Change in Net Assets from Share Transactions	50,967,387	(1,206,076)	2,636,575	644,404	(19,654,980)	(25,569,557)

Total Increase (Decrease) in Net Assets	54,239,504	980,137	1,377,986	8,077,189	21,975,428	12,486,465

Net Assets
Beginning of period	18,608,507	17,628,370	105,358,191	97,281,002	234,568,777	222,082,312
End of period	$72,848,011	$18,608,507	$106,736,177	$105,358,191	$256,544,205	$234,568,777

Share Transactions Class SC
Shares issued	9,571	—	200,987	335,573	28,384	68,312
Shares issued in connection with reorganization(A)	3,588,149	—	—	—	—	—
Shares reinvested	—	—	—	101,744	—	264,595
Shares redeemed	(92,262)	—	(125,781)	(256,378)	(699,008)	(1,536,646)
Change in Class SC Shares Outstanding	3,505,458	—	75,206	180,939	(670,624)	(1,203,739)

Share Transactions Class I
Shares issued	45,894	75,076	365,390	286,624	74,395	211,775
Shares reinvested	—	63,156	—	60,748	—	457,240
Shares redeemed	(107,565)	(243,950)	(190,862)	(484,927)	(1,027,243)	(2,247,613)
Change in Class I Shares Outstanding	(61,671)	(105,718)	174,528	(137,555)	(952,848)	(1,578,598)
Change in Shares Outstanding	3,443,787	(105,718)	249,734	43,384	(1,623,472)	(2,782,337)
(A)	See Note 9 in Notes to Financial Statements.
See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (Continued)
Touchstone Small Company Fund
For the Six Months Ended June 30, 2021 (Unaudited)	For the Year Ended December 31, 2020

$13,035	$35,655
11,703,173	394,740
1,084,029	10,708,779
12,800,237	11,139,174

—	—
—	(2,307,257)
—	(2,307,257)

—	—
—	—
—	—
—	—
—	—

2,285,940	3,874,376
—	2,307,256
(9,349,059)	(8,011,200)
(7,063,119)	(1,829,568)
(7,063,119)	(1,829,568)

5,737,118	7,002,349

71,632,396	64,630,047
$77,369,514	$71,632,396

—	—
—	—
—	—
—	—
—	—

130,678	320,869
—	153,118
(532,919)	(635,071)
(402,241)	(161,084)
(402,241)	(161,084)

Financial Highlights
Touchstone Balanced Fund—Class SC
Selected Data for a Share Outstanding Throughout The Period
Period Ended June 30, 2021 (Unaudited)(A)

Net asset value at beginning of period	$14.67(B)
Income (loss) from investment operations:
Net investment income	0.02(C)
Net realized and unrealized gains on investments	0.45
Total from investment operations	0.47
Net asset value at end of period	$15.14
Total return(D)	3.20%(E)
Ratios and supplemental data:
Net assets at end of period (000's)	$53,059
Ratio to average net assets:
Net expenses	0.79%(F)
Gross expenses	1.10%(F)
Net investment income	0.44%(F)
Portfolio turnover rate	137%(E)(G)
Touchstone Balanced Fund—Class I
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31,
		2020	2019	2018	2017	2016
Net asset value at beginning of period	$13.59	$11.95	$9.86	$14.85	$13.02	$12.49
Income (loss) from investment operations:
Net investment income	0.03(C)	0.12(C)	0.14(C)	0.18(C)	0.14	0.15(C)
Net realized and unrealized gains (losses) on investments	1.52	2.16	2.11	(0.92)	1.69	0.78
Total from investment operations	1.55	2.28	2.25	(0.74)	1.83	0.93
Distributions from:
Net investment income	—	(0.16)	(0.16)	(0.12)	—	(0.18)
Realized capital gains	—	(0.48)	—(H)	(4.13)	—	(0.20)
Return of capital	—	—	—	—	—	(0.02)
Total distributions	—	(0.64)	(0.16)	(4.25)	—	(0.40)
Net asset value at end of period	$15.14	$13.59	$11.95	$9.86	$14.85	$13.02
Total return(D)	11.41%(E)	19.16%	22.80%	(6.07%)	14.06%	7.42%
Ratios and supplemental data:
Net assets at end of period (000's)	$19,789	$18,609	$17,628	$15,971	$17,964	$15,988
Ratio to average net assets:
Net expenses	0.83%(F)	0.85%	0.85%	0.85%	0.85%	0.85%
Gross expenses	1.13%(F)	1.38%	1.48%	1.15%	0.97%	0.88%
Net investment income	0.49%(F)	0.85%	1.22%	1.22%	1.01%	1.16%
Portfolio turnover rate	137%(E)(G)	71%	129%	140%	142%	30%
(A)	Represents the period from commencement of operations (April 13, 2021) through June 30, 2021.
(B)	Net asset value at the beginning of period is based on the net asset value of Class I shares on April 13, 2021.
(C)	The net investment income per share was based on average shares outstanding for the period.
(D)	Total returns do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.
(E)	Not annualized.
(F)	Annualized.
(G)	Portfolio turnover excludes the purchases and sales of securities of the Aggressive ETF Fund, the Conservative ETF Fund and the Moderate ETF Fund acquired on April 16, 2021 (See Note 9 in the Notes to Financial Statements). If these transactions were included, portfolio turnover would have been higher.
(H)	Less than $0.005 per share.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Bond Fund—Class SC
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Period Ended December 31, 2019(A)

Net asset value at beginning of period	$10.79	$10.01	$9.90
Income (loss) from investment operations:
Net investment income	0.09	0.24	0.11
Net realized and unrealized gains (losses) on investments	(0.22)	0.72	0.13
Total from investment operations	(0.13)	0.96	0.24
Distributions from:
Net investment income	—	(0.18)	(0.13)
Net asset value at end of period	$10.66	$10.79	$10.01
Total return(B)	(1.21%)(C)	9.62%	2.43%(C)
Ratios and supplemental data:
Net assets at end of period (000's)	$66,027	$66,042	$59,462
Ratio to average net assets:
Net expenses	0.76%(D)	0.77%	0.78%(D)
Gross expenses	0.76%(D)	0.77%	0.84%(D)
Net investment income	1.64%(D)	2.39%	2.29%(D)
Portfolio turnover rate	81%(C)	168%	335%(E)
Touchstone Bond Fund—Class I
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31,
		2020	2019	2018	2017	2016
Net asset value at beginning of period	$10.81	$10.02	$9.19	$9.60	$9.26	$9.38
Income (loss) from investment operations:
Net investment income	0.06	0.28	0.33	0.28	0.18	0.14(F)
Net realized and unrealized gains (losses) on investments	(0.19)	0.69	0.63	(0.46)	0.16	(0.06)
Total from investment operations	(0.13)	0.97	0.96	(0.18)	0.34	0.08
Distributions from:
Net investment income	—	(0.18)	(0.13)	(0.23)	—	(0.20)
Net asset value at end of period	$10.68	$10.81	$10.02	$9.19	$9.60	$9.26
Total return(B)	(1.20%)(C)	9.71%	10.46%	(1.88%)	3.67%	0.81%
Ratios and supplemental data:
Net assets at end of period (000's)	$40,710	$39,316	$37,819	$41,808	$46,922	$48,680
Ratio to average net assets:
Net expenses	0.67%(D)	0.67%	0.67%	0.67%	0.68%	0.67%
Gross expenses	0.77%(D)	0.82%	0.94%	0.87%	0.71%	0.67%
Net investment income	1.73%(D)	2.49%	2.58%	2.62%	1.83%	1.46%
Portfolio turnover rate	81%(C)	168%	335%(E)	431%	168%	197%
(A)	Represents the period from commencement of operations (July 12, 2019) through December 31, 2019.
(B)	Total returns do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.
(C)	Not annualized.
(D)	Annualized.
(E)	Portfolio turnover excludes the purchases and sales of securities of the Touchstone Active Bond Fund acquired on July 12, 2019. If these transactions were included, portfolio turnover would have been higher.
(F)	The net investment income per share was based on average shares outstanding for the period.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Common Stock Fund—Class SC
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Period Ended December 31, 2019(A)

Net asset value at beginning of period	$10.98	$9.20	$8.61
Income (loss) from investment operations:
Net investment income	0.01	0.04	0.02
Net realized and unrealized gains on investments	2.00	2.11	0.72
Total from investment operations	2.01	2.15	0.74
Distributions from:
Net investment income	—	(0.06)	(0.05)
Realized capital gains	—	(0.31)	(0.10)
Total distributions	—	(0.37)	(0.15)
Net asset value at end of period	$12.99	$10.98	$9.20
Total return(B)	18.31%(C)	23.48%	8.60%(C)
Ratios and supplemental data:
Net assets at end of period (000's)	$92,138	$85,232	$82,546
Ratio to average net assets:
Net expenses	0.88%(D)	0.90%	0.94%(D)
Gross expenses	0.88%(D)	0.90%	0.94%(D)
Net investment income	0.20%(D)	0.47%	0.46%(D)
Portfolio turnover rate	2%(C)	15%	18%(E)
Touchstone Common Stock Fund—Class I
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31,
		2020	2019	2018	2017	2016
Net asset value at beginning of period	$11.01	$9.21	$7.28	$18.74	$15.52	$15.46
Income (loss) from investment operations:
Net investment income	0.03	0.07	0.08	0.14(F)	0.22	0.25(F)
Net realized and unrealized gains (losses) on investments	1.99	2.10	2.00	(1.00)	3.11	1.49
Total from investment operations	2.02	2.17	2.08	(0.86)	3.33	1.74
Distributions from:
Net investment income	—	(0.06)	(0.05)	(0.11)	(—)(G)	(0.27)
Realized capital gains	—	(0.31)	(0.10)	(10.49)	(0.11)	(1.41)
Total distributions	—	(0.37)	(0.15)	(10.60)	(0.11)	(1.68)
Net asset value at end of period	$13.03	$11.01	$9.21	$7.28	$18.74	$15.52
Total return(B)	18.35%(C)	23.68%	28.58%	(8.05%)	21.50%	11.26%
Ratios and supplemental data:
Net assets at end of period (000's)	$164,406	$149,336	$139,536	$124,796	$158,438	$149,238
Ratio to average net assets:
Net expenses	0.73%(D)	0.73%	0.73%	0.73%	0.71%	0.73%
Gross expenses	0.75%(D)	0.80%	0.82%	0.83%	0.71%	0.73%
Net investment income	0.35%(D)	0.64%	0.82%	0.77%	1.21%	1.58%
Portfolio turnover rate	2%(C)	15%	18%(E)	10%	84%	6%
(A)	Represents the period from commencement of operations (July 12, 2019) through December 31, 2019.
(B)	Total returns do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.
(C)	Not annualized.
(D)	Annualized.
(E)	Portfolio turnover excludes the purchases and sales of securities of the Touchstone Focused Fund and the Touchstone Large Cap Core Equity Fund acquired on July 12, 2019. If these transactions were included, portfolio turnover would have been higher.
(F)	The net investment income per share was based on average shares outstanding for the period.
(G)	Less than $0.005 per share.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Small Company Fund—Class I
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31,
		2020	2019	2018	2017	2016
Net asset value at beginning of period	$15.71	$13.69	$12.69	$15.73	$13.58	$12.14
Income (loss) from investment operations:
Net investment income (loss)	—(A)(B)	0.01	0.02	0.01	(0.01)	0.01(B)
Net realized and unrealized gains (losses) on investments	2.90	2.53	2.64	(1.11)	2.57	2.44
Total from investment operations	2.90	2.54	2.66	(1.10)	2.56	2.45
Distributions from:
Net investment income	—	(0.02)	—(A)	—	(0.01)	(0.01)
Realized capital gains	—	(0.50)	(1.66)	(1.94)	(0.40)	(1.00)
Total distributions	—	(0.52)	(1.66)	(1.94)	(0.41)	(1.01)
Net asset value at end of period	$18.61	$15.71	$13.69	$12.69	$15.73	$13.58
Total return(C)	18.46%(D)	18.70%	21.40%	(7.98%)	19.12%	20.23%
Ratios and supplemental data:
Net assets at end of period (000's)	$77,370	$71,632	$64,630	$57,884	$70,339	$67,102
Ratio to average net assets:
Net expenses	0.76%(E)	0.76%	0.76%	0.76%	0.76%	0.76%
Gross expenses	0.80%(E)	0.87%	0.85%	0.84%	0.76%	0.76%
Net investment income (loss)	0.03%(E)	0.06%	0.13%	0.05%	(0.06%)	0.08%
Portfolio turnover rate	36%(D)	95%	85%	68%	68%	68%
(A)	Less than $0.005 per share.
(B)	The net investment income (loss) per share was based on average shares outstanding for the period.
(C)	Total returns do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.
(D)	Not annualized.
(E)	Annualized.
See accompanying Notes to Financial Statements.

Notes to Financial Statements
June 30, 2021 (Unaudited)
1. Organization
The Touchstone Variable Series Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated February 7, 1994. The Trust consists of the following four funds (individually, a “Fund”, and collectively, the “Funds”):
Touchstone Balanced Fund ("Balanced Fund”)
Touchstone Bond Fund ("Bond Fund”)
Touchstone Common Stock Fund ("Common Stock Fund”)
Touchstone Small Company Fund ("Small Company Fund”)
Each Fund is diversified with the exception of the Common Stock Fund which is non-diversified.
The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of each Fund. Shares of beneficial interest of each Fund are available as a funding vehicle for the separate accounts of life insurance companies issuing variable annuity and variable life insurance policies. As of June 30, 2021, the following affiliates of Touchstone Advisors, Inc. (the "Advisor") were invested in the Funds: separate accounts of Western-Southern Life Assurance Company, The Western & Southern Life Insurance Company, Integrity Life Insurance Company, National Integrity Life Insurance Company, and Columbus Life Insurance Company, which are all part of Western & Southern Financial Group, Inc. (“Western & Southern”), and certain supplemental executive retirement plans sponsored by Western & Southern and its affiliates.
The Balanced Fund, Bond Fund and Common Stock Fund offer Class SC shares and Class I shares. The Small Company Fund offers Class I shares. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment goal, policies, and strategies along with information on the classes of shares currently being offered.
2. Significant Accounting Policies
The following is a summary of the Funds’ significant accounting policies:
Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.
Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:
•  Level 1 − quoted prices in active markets for identical securities
•  Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•  Level 3 − significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The aggregate value by input level, as of June 30, 2021, for each Fund’s investments, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by portfolio or sector allocation. The Funds did not hold or transfer any Level 3 categorized securities during the six months ended June 30, 2021.
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options and futures are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price

Notes to Financial Statements (Unaudited) (Continued)
on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds and are categorized in Level 1.
Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Investments in asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.
Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others:
•  If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.
•  If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.
•  If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.
•  If the validity of market quotations is not reliable.
Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Funds’ Board of Trustees (the “Board”) and are generally categorized in Level 3.
Investment companies — The Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter (“OTC”). An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETF shares are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which the other investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing, and marketing, as well as their share of the Fund’s fees and expenses.
Collateralized Loan Obligations — The Bond Fund may invest in collateralized loan obligations (“CLOs”). CLOs are types of asset-backed securities. A CLO is an entity that is backed by syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CLO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive higher ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Futures Contracts — The Balanced Fund and the Bond Fund may buy and sell futures contracts and related options to manage their exposure to changing interest rates and securities prices. Some strategies reduce the Funds' exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact the Funds' returns. In order to avoid leveraging and related risks, when the Funds purchase

Notes to Financial Statements (Unaudited) (Continued)
futures contracts, the Funds will collateralize their positions by depositing an amount of cash or liquid securities, equal to the market value of the futures positions held, less margin deposits, in a segregated account with their custodian or otherwise “cover” their positions in a manner consistent with the 1940 Act, or the rules of the Securities and Exchange Commission (“SEC”) or interpretations thereunder. Collateral equal to the current fair value of the futures position will be determined on a daily basis.
When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Funds' basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Funds could lose more than the original margin deposit required to initiate the futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
As of June 30, 2021, the Bond Fund held futures contracts as shown on the Portfolio of Investments.
Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:
(1)	market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and
(2)	purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.
The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.
Real Estate Investment Trusts — The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks associated with investments in REITs include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.
Derivative instruments and hedging activities — The Balanced Fund and Bond Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement” or “MNA”) or similar agreement with certain counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts, and typically contains, among other things, collateral posting terms and master netting provisions in the event of a default or termination. Under an ISDA Master Agreement, a party may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables or receivables with collateral held or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting). These default events include bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset.
When entering into a derivative transaction, a Fund may be required to post and maintain collateral or margin (including both initial and maintenance margin). Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker or clearing house for exchange-traded and centrally cleared derivatives (financial futures contracts, options, and centrally cleared swaps). Brokers can ask for margining in excess of the clearing house’s minimum in certain circumstances. Collateral terms are contract specific for OTC derivatives (forward foreign currency contracts, options, and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, are reported separately on the Statements of Assets and Liabilities as cash deposits held at prime broker and due to prime broker, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Portfolio of Investments. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.
Certain ISDA Master Agreements allow counterparties to OTC derivatives transactions to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the Fund (counterparty) to accelerate payment of any net liability owed to the counterparty (Fund).

Notes to Financial Statements (Unaudited) (Continued)
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.
As of June 30, 2021, the Funds did not hold any assets and liabilities that were subject to a MNA.
The following table sets forth the effect of the Bond Fund's derivative financial instruments by primary risk exposure on the Statements of Operations for the six months ended June 30, 2021:
Fund	Derivatives not accounted for as hedging instruments under ASC 815	Realized Gains (Losses) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Bond Fund	Futures - Interest Rate Contracts*	$115,121	$(206)
*	Statements of Operations Location: Net realized gains on futures contracts and Net Change in unrealized appreciation (depreciation) on futures contracts, respectively.
For the six months ended June 30, 2021, the average quarterly notional value of outstanding derivative financial instruments for the Bond Fund was as follows:
Bond Fund
Interest Rate Contracts:
Futures Contracts - Notional Value	$4,930,400
Portfolio securities loaned — The Funds may lend their portfolio securities. Lending portfolio securities exposes the Funds to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Funds may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds' custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the loaned securities plus accrued interest, if any. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds' custodian into an approved short-term investment vehicle. The approved short-term investment vehicle is subject to market risk.
As of June 30, 2021, the following Funds loaned securities and received collateral as follows:
Fund	Security Type	Market Value of Securities Loaned*	Market Value of Collateral Received**	Net Amount***
Balanced Fund	Corporate Bonds	$95,434	$97,812	$2,378
Bond Fund	Corporate Bonds	238,584	244,530	5,946
*	The remaining contractual maturity is overnight for all securities.
**	Gross amount of recognized liabilities for securities lending included in the Statements of Assets and Liabilities.
***	Net amount represents the net amount payable due to (receive from) the borrower in the event of default.
All cash collateral is received, held, and administered by the Funds' custodian for the benefit of the lending Fund in its custody account or other account established for the purpose of holding collateral in cash equivalents.
Funds participating in securities lending receive compensation in the form of fees. Securities lending income is derived from lending long securities from the Funds to creditworthy approved borrowers at rates that are determined based on daily trading volumes, float, short-term interest rates and market liquidity and is shown net of fees on the Statements of Operations. When a Fund lends securities, it retains the interest or dividends on the investment of any cash received as collateral, and the Fund continues to receive interest or dividends on the loaned securities.
Unrealized gain or loss on the market value of the loaned securities that may occur during the term of the loan is recognized by the Fund. The Fund has the right under the lending agreement to recover any loaned securities from the borrower on demand.
When-issued or delayed delivery transactions — Each Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining NAV. The Fund may dispose of or renegotiate a delayed delivery

Notes to Financial Statements (Unaudited) (Continued)
transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.
Share valuation — The NAV per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.
Investment income — Dividend income from securities is recognized on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Funds, where applicable. Interest income from securities is recorded on the basis of interest accrued, premium amortized and discount accreted. Realized gains and losses resulting from principal pay downs on mortgage-backed and asset-backed securities are included in interest income. Market discounts, original issue discounts and market premiums on debt securities are accreted/amortized to interest income over the life of the security, or to the appropriate call date, as applicable, with a corresponding adjustment in the cost basis of that security.
Distributions to shareholders — Each Fund intends to distribute to its shareholders substantially all of its income and capital gains. Each Fund declares and distributes net investment income, if any, annually, as a dividend to shareholders. Each Fund makes distributions of capital gains, if any, at least annually, net of applicable capital loss carryforwards. Income distributions and capital gain distributions are determined in accordance with income tax regulations. Recognition of the Funds' net investment income from investments in underlying funds is affected by the timing of dividend declarations by the underlying funds.
Allocations — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for a Fund are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon their proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all Funds in the Trust, and, if applicable, Touchstone Strategic Trust and Touchstone Funds Group Trust (collectively with the Trust, “Touchstone Fund Complex”), daily in relation to net assets of each Fund or another reasonable measure.
Security transactions — Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.
Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
LIBOR Transition — Many debt securities, derivatives and other financial instruments in which the Funds may invest, as well as any borrowings made by the Funds from banks or from other lenders, utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark index for interest rate calculations. LIBOR is a measure of the average interest rate at which major global banks can borrow from one another. Plans are underway to phase out the use of LIBOR by June 30, 2023. The ICE Benchmark Administration Limited, the administrator of LIBOR, is expected to cease publishing most LIBOR maturities, including some US LIBOR maturities, on December 31, 2021, and the remaining and most liquid US LIBOR maturities on June 30, 2023. Before then, it is expected that market participants will transition to the use of different reference or benchmark indices. However, there is currently no definitive information regarding the future utilization of LIBOR or of any particular replacement index. As such, the potential effect of a transition away from LIBOR on the Funds’ investments cannot yet be determined.
3. Investment Transactions
Investment transactions (excluding short-term investments and U.S. Government securities) were as follows for the six months ended June 30, 2021:
	Balanced Fund	Bond Fund	Common Stock Fund	Small Company Fund
Purchases of investment securities	$43,463,915	$12,875,082	$4,880,847	$27,078,719
Proceeds from sales and maturities	$53,462,458	$28,930,865	$24,230,018	$35,727,604
For the six months ended June 30, 2021, purchases and proceeds from sales and maturities in U.S. Government Securities were $10,768,573 and $4,295,312, respectively, for the Balanced Fund, and $69,341,249 and $50,053,869 respectively, for the Bond Fund.

Notes to Financial Statements (Unaudited) (Continued)
4. Transactions with Affiliates and Other Related Parties
Certain officers of the Trust are also officers of the Advisor, Touchstone Securities, Inc. (the “Underwriter”), or The Bank of New York Mellon (“BNY Mellon”), the Sub-Administrator to the Funds. Such officers receive no compensation from the Trust. The Advisor and the Underwriter are each wholly-owned subsidiaries of Western & Southern.
On behalf of the Funds, the Advisor pays each Independent Trustee a quarterly retainer plus additional retainers to the Lead Independent Trustee and the chairs of each standing committee. Interested Trustees do not receive compensation from the Funds. Each Independent Trustee also receives compensation for each Board meeting and committee meeting attended. Each standing committee chair receives additional compensation for each committee meeting that he or she oversees. The Advisor is reimbursed by the Funds for the Independent Trustees’ compensation and out-of-pocket expenses relating to their services. The Funds accrued Trustee-related expenses of $40,292 for the six months ended June 30, 2021.
MANAGEMENT & EXPENSE LIMITATION AGREEMENTS
The Advisor provides general investment supervisory services for the Funds, under the terms of an advisory agreement (the “Advisory Agreement”). Under the Advisory Agreement, each Fund pays the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets of each Fund as shown in the table below.
Balanced Fund	0.55% on all assets
Bond Fund	0.40% on the first $300 million 0.35% on such assets over $300 million
Common Stock Fund Small Company Fund	0.50% on the first $200 million 0.45% on the next $300 million 0.40% on such assets over $500 million
The Advisor has entered into investment sub-advisory agreements with Fort Washington Investment Advisors, Inc. (the “Sub-Advisor”), an affiliate of the Advisor and wholly-owned subsidiary of Western & Southern. The Advisor pays sub-advisory fees to the Sub-Advisor from its advisory fee.
The Advisor entered into an expense limitation agreement (the “Expense Limitation Agreement”) to contractually limit the annual operating expenses of the Funds, excluding: dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Funds’ liquidity providers; other expenditures which are capitalized in accordance with U.S. GAAP; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of business. The maximum annual operating expense limit in any year with respect to the Funds is based on a percentage of the average daily net assets of the Funds. The Advisor has agreed to waive a portion of its fees, and to reimburse certain fund expenses in order to maintain the following expense limitations for the Funds:
	Class SC	Class I
Balanced Fund*	0.79%	0.79%
Bond Fund	0.97%	0.67%
Common Stock Fund	1.06%	0.73%
Small Company Fund	—	0.76%
*	Prior to April 13, 2021, the expense limitation for Class I shares was 0.85%.
These expense limitations will terminate on April 29, 2022 but can be terminated with respect to a Fund by a vote of the Funds’ Board if it deems the termination to be beneficial to the Fund’s shareholders.
During the six months ended June 30, 2021, the Advisor or its affiliates waived investment advisory fees, administration fees or shareholder servicing fees and other operating expenses of the Funds as follows:
Fund	Investment Advisory Fees Waived	Administration Fees Waived	Shareholder Servicing Fees and Operating Expenses Reimbursed/ Waived	Total
Balanced Fund	$—	$17,687	$43,631	$61,318
Bond Fund	—	—	19,980	19,980
Common Stock Fund	—	—	18,439	18,439
Small Company Fund	—	—	13,784	13,784

Notes to Financial Statements (Unaudited) (Continued)
Under the terms of the Expense Limitation Agreement, the Advisor is entitled to recover, subject to approval by the Funds’ Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Advisor reduced its compensation or assumed expenses for the Funds. A Fund will make repayments to the Advisor only if such repayment does not cause the Fund's operating expenses (after the repayment is taken into account) to exceed the Fund's expense limit in place when such amounts were waived or reimbursed by the Advisor and the Fund's current expense limitation.
As of June 30, 2021, the Advisor may seek recoupment of previously waived fees and reimbursed expenses as follows:
Fund	Expires on or before December 31, 2021	Expires on or before December 31, 2022	Expires on or before December 31, 2023	Expires on or before December 31, 2024	Total
Balanced Fund	$34,798	$108,321	$90,621	$61,318	$295,058
Bond Fund	65,525	125,065	56,535	19,980	267,105
Common Stock Fund	120,940	124,593	90,446	18,439	354,418
Small Company Fund	53,872	55,878	64,631	13,784	188,165
ADMINISTRATION AGREEMENT
The Advisor entered into an Administration Agreement with the Trust, whereby the Advisor is responsible for: supplying executive and regulatory compliance services; supervising the preparation of tax returns; coordinating the preparation of reports to shareholders and reports to and filings with the SEC and state securities authorities, as well as materials for meetings of the Board; calculating the daily NAV per share; and maintaining the financial books and records of each Fund.
For its services, the Advisor’s annual administrative fee is:
0.145% on the first $20 billion of the aggregate average daily net assets;
0.11% on the next $10 billion of aggregate average daily net assets;
0.09% on the next $10 billion of aggregate average daily net assets; and
0.07% on the aggregate average daily net assets over $40 billion.
The fee is computed and allocated among the Touchstone Fund Complex on the basis of relative daily net assets.
The Advisor has engaged BNY Mellon as the Sub-Administrator to the Trust. BNY Mellon provides administrative and accounting services to the Trust and is compensated directly by the Advisor, not the Trust.
TRANSFER AGENT AGREEMENT
Under the terms of the Transfer Agent Agreement between the Trust and BNY Mellon Investment Servicing (U.S.) Inc. ("Transfer Agent"), the Transfer Agent maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of each Fund’s shares, acts as dividend and distribution disbursing agent, and performs other shareholder service functions. For these services, the Transfer Agent receives a monthly fee from each Fund. In addition, each Fund pays out-of-pocket expenses incurred by the Transfer Agent, including, but not limited to, postage and supplies.
The Funds may reimburse the Advisor for fees paid to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions for sub-transfer agency, sub-administration and other services provided to investors whose shares of record are held in omnibus, other group accounts, retirement plans or accounts traded through registered securities clearing agents. These fees, which are included in Transfer Agent fees in the Statements of Operations, may vary based on, for example, the nature of services provided, but generally range up to 0.15% of the assets of the class serviced or maintained by the intermediary or up to $22 per sub-account maintained by the intermediary.
PLANS OF DISTRIBUTION
The Trust has adopted a Shareholder Services Plan under which Class SC shares of each Fund, may directly or indirectly bear expenses for shareholder services provided. Each Fund offering Class SC shares will incur or reimburse expenses for shareholder services at an annual rate not to exceed 0.25% of the average daily net assets.
UNDERWRITING AGREEMENT
The Underwriter acts as exclusive agent for the distribution of the Funds’ shares. The Underwriter receives no compensation under this agreement.

Notes to Financial Statements (Unaudited) (Continued)
INTERFUND TRANSACTIONS
Pursuant to Rule 17a-7 under the 1940 Act, the Funds may engage in purchase and sale transactions with funds that have a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. During the six months ended June 30, 2021, the Funds did not engage in any Rule 17a-7 transactions.
5. Liquidity
Interfund Lending — Pursuant to an Exemptive Order issued by the SEC on March 28, 2017, the Funds, along with certain other funds in the Touchstone Fund Complex, may participate in an interfund lending program. The interfund lending program provides an alternate credit facility that allows the Funds to lend to or borrow from other participating funds in the Touchstone Fund Complex, subject to the conditions of the Exemptive Order. The Funds may not borrow under the facility for leverage purposes and the loans’ duration may be no more than 7 days.
During the six months ended June 30, 2021, the following Funds participated as borrowers in the interfund lending program. The daily average amount borrowed, weighted average interest rate and interest expense were as follows:
Fund	Daily Average Amount Borrowed	Weighted Average Interest Rate	Interest Expense*
Balanced Fund	$ 119,040	0.67%	$ 401
*	Included in Other expenses in the Statements of Operations.
6. Federal Tax Information
Federal Income Tax — It is each Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its investment company taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. It is each Fund’s policy to distribute all of its taxable income and accordingly, no provision for income taxes has been made.
In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare and pay as dividends in each calendar year at least 98% of its investment company taxable income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.
The tax character of distributions paid for the years ended December 31, 2020 and December 31, 2019 are as follows:
	Balanced Fund		Bond Fund
	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2020	Year Ended December 31, 2019
From ordinary income	$363,954	$229,313	$1,750,639	$1,256,802
From long-term capital gains	489,772	2,230	—	—
Total distributions	$853,726	$231,543	$1,750,639	$1,256,802
	Common Stock Fund		Small Company Fund
	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2020	Year Ended December 31, 2019
From ordinary income	$1,270,647	$2,959,215	$90,022	$749,375
From long-term capital gains	6,516,479	589,554	2,217,235	6,266,072
Total distributions	$7,787,126	$3,548,769	$2,307,257	$7,015,447

Notes to Financial Statements (Unaudited) (Continued)
The following information is computed on a tax basis for each item as of December 31, 2020:
	Balanced Fund	Bond Fund	Common Stock Fund	Small Company Fund
Tax cost of portfolio investments	$13,411,541	$98,299,475	$138,692,337	$48,704,735
Gross unrealized appreciation on investments	5,448,876	6,976,626	102,587,033	25,142,717
Gross unrealized depreciation on investments	(187,393)	(260,158)	(5,172,408)	(1,730,599)
Net unrealized appreciation (depreciation) on investments	5,261,483	6,716,468	97,414,625	23,412,118
Gross unrealized appreciation on foreign currency transactions	—	—	546	—
Undistributed ordinary income	310,998	3,142,324	1,512,848	69,653
Undistributed long-term capital gains	649,740	—	7,816,119	1,387,579
Capital loss carryforwards	—	(1,682,533)	—	—
Other temporary differences	—	(12,070)	—	—
Distributable earnings (deficit)	$6,222,221	$8,164,189	$106,744,138	$24,869,350
The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sale loss deferrals and non-taxable distributions from corporate stock.
As of December 31, 2020, the Funds had the following capital loss carryforwards for federal income tax purposes:
Fund	No Expiration Short Term	No Expiration Long Term	Total
Bond Fund	$ 170,538	$ 1,511,995	$ 1,682,533
The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.
During the year ended December 31, 2020, the following Funds utilized capital loss carryforwards:
Fund	Utilized
Bond Fund	$ 1,681,919
Under current laws, certain capital losses realized after October 31 and ordinary losses realized after December 31 may be deferred (and certain ordinary losses after October and/or December 31 may be deferred) and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2020, the following Funds did not elect to defer any losses.
The Funds have analyzed their tax positions taken or to be taken on federal income tax returns for all open tax years (tax years ended December 31, 2017 through 2020) and have concluded that no provision for income tax is required in their financial statements.
As of June 30, 2021, the Trust had the following federal tax costs resulting in net appreciation (depreciation) as follows:
Fund	Federal Tax Cost	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Gross Unrealized Appreciation on Other*	Gross Unrealized Depreciation on Other*	Net Unrealized Appreciation (Depreciation)
Balanced Fund	$64,118,864	$8,912,802	$(55,166)	$—	$—	$8,857,636
Bond Fund	102,639,903	4,096,768	(245,018)	1,783	(1,989)	3,851,544
Common Stock Fund	128,565,681	130,418,462	(1,611,036)	281	—	128,807,707
Small Company Fund	51,428,437	26,165,921	(139,653)	—	—	26,026,268
*	Other includes Derivatives and Foreign Currency Transactions.
7. Commitments and Contingencies
The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.
8. Principal Risks
Risks Associated with Foreign Investments – Some of the Funds may invest in the securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the U.S. may involve significant risks not present in

Notes to Financial Statements (Unaudited) (Continued)
domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of a Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the U.S.
Risks Associated with Sector Concentration – Certain Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, these Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility in the Funds' NAVs and magnified effect on the total return.
Risks Associated with Credit – An issuer may be unable to make timely payments of either principal or interest. This may cause the issuer’s securities to decline in value. Credit risk is particularly relevant to those Funds that invest a significant amount of their assets in junk bonds or lower-rated securities.
Risks Associated with Interest Rate Changes – The price of debt securities is generally linked to the prevailing market interest rates. In general, when interest rates rise, the price of debt securities falls, and when interest rates fall, the price of debt securities rises. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure of the expected life, taking into account any prepayment or call features of the security, that is used to determine the price sensitivity of the security for a given change in interest rates. Specifically, duration is the change in the value of a fixed-income security that will result from a 1% change in interest rates, and generally is stated in years. For example, as a general rule a 1% rise in interest rates means a 1% fall in value for every year of duration. Maturity, on the other hand, is the date on which a fixed-income security becomes due for payment of principal. The negative impact on fixed income securities if interest rates increase as a result could negatively impact a Fund’s NAV.
Risks Associated with Health Crises – An outbreak of respiratory disease caused by COVID-19 was first detected in China in December 2019 and subsequently spread internationally. As of the date of issuance of these financial statements, COVID-19 has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of COVID-19 may be short term or may last for an extended period of time and result in a substantial economic downturn. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could negatively affect the worldwide economy, as well as the economies of individual countries, individual companies and the market in general in significant and unforeseen ways. Any such impact could adversely affect a Fund’s performance, the performance of the securities in which a Fund invests and may lead to losses on your investment in a Fund.
Please see the Funds’ prospectus for a complete discussion of these and other risks.
9. Fund Reorganizations
Balanced Fund:
The shareholders of the Touchstone Aggressive ETF Fund, Touchstone Conservative ETF Fund and Touchstone Moderate ETF Fund, each a series of the Trust, approved an Agreement and Plan of Reorganization providing for the transfer of all assets and liabilities of the Touchstone Aggressive ETF Fund, Touchstone Conservative ETF Fund and Touchstone Moderate ETF Fund to the Touchstone Balanced Fund. The tax-free reorganization took place on April 16, 2021.

Notes to Financial Statements (Unaudited) (Continued)
The following is a summary of shares outstanding, net assets, net asset value per share and unrealized appreciation immediately before and after the tax-free reorganization.
	Before Reorganization				After Reorganization
	Touchstone Aggressive ETF Fund	Touchstone Conservative ETF Fund	Touchstone Moderate ETF Fund	Touchstone Balanced Fund	Touchstone Balanced Fund
Class SC
Shares	1,487,076(A)	880,971(B)	1,220,102(C)	170	3,588,319
Net Assets	$21,994,268	$13,029,832	$18,045,613	$2,521	$53,072,234
Net Assets Value	$14.79(A)	$14.79(B)	$14.79(C)	$14.79	$14.79
Class I
Shares	—	—	—	1,317,216	1,317,216
Net Assets	$—	$—	$—	$19,481,966	$19,481,966
Net Asset Value	$—	$—	$—	$14.79	$14.79
Fund Total
Shares Outstanding	1,487,076	880,971	1,220,102	1,317,386	4,905,535
Net Assets	$21,994,268	$13,029,832	$18,045,613	$19,484,487	$72,554,200
Unrealized Appreciation (Depreciation)	$6,458,478	$2,668,289	$4,252,443	$6,703,226	$20,082,436
(A)	Reflects a 1.2829:1 stock split which occurred on the date of the reorganization, April 16, 2021.
(B)	Reflects a 0.8118:1 stock split which occurred on the date of the reorganization, April 16, 2021.
(C)	Reflects a 0.8538:1 stock split which occurred on the date of the reorganization, April 16, 2021.
Assuming the reorganization had been completed on January 1, 2021, the Balanced Fund’s results of operations for the six months ended June 30, 2021 would have been as follows:
Net Investment Income	$150,169
Net realized and unrealized gain(loss) on investments	$9,893,234
Net increase in net assets resulting from operations	$10,043,403
Because the combined investment portfolios have been managed as a single portfolio since the reorganization was completed, it is not practical to separate the amounts of revenue and earnings to the Balanced Fund’s that have been included in its statement of operations since the reorganization.
10. Subsequent Events
Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the financial statements were issued. There were no subsequent events that necessitated recognition or disclosure in the Funds’ financial statements.

Other Items (Unaudited)
Proxy Voting Guidelines and Proxy Voting Records
The Sub-Advisors are responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisors use in fulfilling this responsibility is available as an appendix to the most recent Statement of Additional Information, which can be obtained without charge by calling toll free 1.800.543.0407 or by visiting the Touchstone website at TouchstoneInvestments.com or on the Securities and Exchange Commission’s (the “Commission”) website sec.gov. Information regarding how those proxies were voted during the most recent twelve-month period ended June 30, which will be filed by August 31 of that year, is also available without charge by calling toll free 1.800.543.0407 or on the Commission’s website at sec.gov.
Quarterly Portfolio Disclosure
Each Fund’s holdings as of the end of the third month of every fiscal quarter will be disclosed on Form N-PORT within 60 days of the end of the fiscal quarter. The complete listing of each Fund’s portfolio holdings is available on the Commission’s website and will be made available to shareholders upon request by calling 1.800.543.0407.
Schedule of Shareholder Expenses
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) and (2) ongoing costs, including investment advisory fees; shareholder servicing fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 through June 30, 2021).
Actual Expenses
The first line for each share class of a Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six Months Ended June 30, 2021” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class of a Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class of a Fund in the table below is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
		Net Expense Ratio Annualized June 30, 2021	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During the Six Months Ended June 30, 2021*
Balanced Fund
Class SC(A)	Actual	0.79%	$1,000.00	$1,032.00	$1.74
Class SC(A)	Hypothetical	0.79%	$1,000.00	$1,009.11	$1.72
Class I	Actual	0.83%	$1,000.00	$1,114.10	$4.35
Class I	Hypothetical	0.83%	$1,000.00	$1,020.68	$4.16

Other Items (Unaudited) (Continued)
		Net Expense Ratio Annualized June 30, 2021	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During the Six Months Ended June 30, 2021*
Bond Fund
Class SC	Actual	0.76%	$1,000.00	$987.90	$3.75
Class SC	Hypothetical	0.76%	$1,000.00	$1,021.03	$3.81
Class I	Actual	0.67%	$1,000.00	$988.00	$3.30
Class I	Hypothetical	0.67%	$1,000.00	$1,021.47	$3.36
Common Stock Fund
Class SC	Actual	0.88%	$1,000.00	$1,183.10	$4.76
Class SC	Hypothetical	0.88%	$1,000.00	$1,020.43	$4.41
Class I	Actual	0.73%	$1,000.00	$1,183.50	$3.95
Class I	Hypothetical	0.73%	$1,000.00	$1,021.17	$3.66
Small Company Fund
Class I	Actual	0.76%	$1,000.00	$1,184.60	$4.12
Class I	Hypothetical	0.76%	$1,000.00	$1,021.03	$3.81
(A)	Represents the period from commencement of operations (April 13, 2021) through June 30, 2021. Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 79/365.
*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).
Liquidity Risk Management
The Funds have adopted and implemented a written liquidity risk management program (the “LRM Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each Fund adopt a program that is reasonably designed to assess and manage the Funds’ liquidity risk, which is the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in a Fund.
Assessment and management of a Fund’s liquidity risk under the LRM Program takes into consideration certain factors, such as a Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the LRM Program includes policies and procedures for classification of Fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The Board of Trustees of the Trust approved the appointment of a LRM Program administrator responsible for administering the LRM Program and for carrying out the specific responsibilities set forth in the LRM Program, including reporting to the Board on at least an annual basis regarding the LRM Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The Board has reviewed the Program Administrator Report covering the period from May 15, 2020 through May 14, 2021 (the “Review Period”). The Program Administrator Report stated that during the Review Period the LRM Program operated and was implemented effectively to manage the Funds’ liquidity risk.

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PRIVACY PROTECTION POLICY
We Respect Your Privacy
Thank you for your decision to invest with us. Touchstone and its affiliates have always placed a high value on the trust and confidence our clients place in us. We believe that confidence must be earned and validated through time. In today’s world, when technology allows the sharing of information at light speeds, trust must be reinforced by our sincere pledge to take the steps necessary to ensure that the information you share with us is treated with respect and confidentiality.
Our Pledge to Our Clients
•  We collect only the information we need to service your account and administer our business.
•  We are committed to keeping your information confidential and we place strict limits and controls on the use and sharing of your information.
•  We make every effort to ensure the accuracy of your information.
We Collect the Following Nonpublic Personal Information About You:
•  Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and
•  Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history, parties to transactions, cost basis information, and other financial information.
Categories of Information We Disclose and Parties to Whom We Disclose
We do not disclose any nonpublic personal information about our current or former clients to nonaffiliated third parties, except as required or permitted by law.
We Place Strict Limits and Controls on the Use and Sharing of Your Information
•  We restrict access to nonpublic personal information about you to authorized employees who need the information to administer your business.
•  We maintain physical, electronic and procedural safeguards that comply with federal standards to protect this information.
•  We do not disclose any nonpublic personal information about our current or former clients to anyone, except as required or permitted by law or as described in this document.
•  We will not sell your personal information to anyone.
We May Provide Information to Service Your Account
Sometimes it is necessary to provide information about you to various companies such as transfer agents, custodians, broker-dealers and marketing service firms to facilitate the servicing of your account. These organizations have a legitimate business need to see some of your personal information in order for us to provide service to you. We may disclose to these various companies the information that we collect as described above. We require that these companies, including our own subsidiaries and affiliates, strictly maintain the confidentiality of this information and abide by all applicable laws. Companies within our corporate family that may receive this information are financial service providers and insurance companies. We do not permit these associated companies to sell the information for their own purposes, and we never sell our customer information.
This policy is applicable to the following affiliated companies: Touchstone Funds Group Trust, Touchstone Strategic Trust, Touchstone Variable Series Trust, Touchstone Securities, Inc.,* and W&S Brokerage Services, Inc.
*Touchstone Securities, Inc. serves as the underwriter to the Touchstone Funds.
A Member of Western & Southern Financial Group®
The Privacy Protection Policy is not part of the Semi-Annual Report.

TSF-1006-TVST-SAR- 2106

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Touchstone Variable Series Trust

By (Signature and Title)*	/s/ E. Blake Moore, Jr.
E. Blake Moore, Jr., President
(principal executive officer)

Date	August 30, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ E. Blake Moore, Jr.
E. Blake Moore, Jr., President
(principal executive officer)

Date	August 30, 2021

By (Signature and Title)*	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, Controller and Treasurer
(principal financial officer)

Date	August 30, 2021

* Print the name and title of each signing officer under his or her signature.